As filed with the Securities and Exchange Commission on April 17, 2000
                                  Registration

No. 333-01153


                                     SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON, D.C.  20549

                                                  FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (X)
                             PRE-EFFECTIVE AMENDMENT NO.  (   )

                             POST-EFFECTIVE AMENDMENT NO.   6
                                                          ---

                                                                  (X)

                                                   and/or

                                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                                             COMPANY ACT OF 1940
(X)

                                             Amendment No.   8
                                                           ---

(X)
                                            (Check appropriate box or boxes)


                                      VARIABLE ANNUITY-1 SERIES ACCOUNT
                                         (Exact name of Registrant)
                                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                             (Name of Depositor)
                                           8515 East Orchard Road
                                          Englewood, Colorado 80111
                (Address of Depositor's Principal Executive Offices)  (Zip Code)

                             Depositor's Telephone Number, including Area Code:
                                               (800) 537-2033


                                             William T. McCallum
                                    President and Chief Executive Officer

                                 Great-West Life & Annuity Insurance Company
                                           8515 East Orchard Road

                                         Englewood, Colorado  80111
                                   (Name and Address of Agent for Service)

                                                  Copy to:
                                            James F. Jorden, Esq.
                             Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                             1025 Thomas Jefferson Street, N.W., Suite 400 East

                                        Washington, D.C.  20007-0805


        Title of securities being registered:
    Flexible Premium Deferred Variable Annuity


        It is proposed that this filing will become effective (check appropriate space) Immediately upon filing pursuant to paragraph (b) of Rule 485. On May 1, 2000, pursuant to paragraph (b) of Rule 485. 60 days after filing pursuant to paragraph (a) of Rule 485. X On May 1, 2000, pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph
        (a)(ii) of Rule 485. On , pursuant to paragraph (a)(ii) of Rule 485.


        If appropriate, check the following:

        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            Cross Reference Sheet
                                       Showing Location in Prospectus

                                   and Statement of Additional Information
                                           As Required by Form N-4

FORM N-4 ITEM                                             PROSPECTUS CAPTION

1.      Cover Page..........................                                    Cover Page

2.      Definitions.........................                                    Definitions

3.      Synopsis............................                                    Variable
        Annuity Fee Table; Summary

4.      Condensed Financial Information.....                            Condensed    Financial
        Information;
                                                                 Performance Data

5.      General Description of
          Registrant, Depositor and

          Portfolio Companies...............                     Great-West Life & Annuity
                                                                 Insurance   Company  and  the

Series Account;
                                                                 Portfolios; Voting Rights

6.             Deductions and Expenses............               Charges    and
    Deductions; Appendix A; Distribution
                                                                 of the Contracts

7.      General Description of

         Variable Annuity Contracts........                        Summary;           The
Portfolios; The Guarantee    Period
                                                               Fund;     Application     and
Contributions; Transfers
                                                                Death    Benefits,     Payout
Options; Rights
                                                                Benefit;   Payment   Options;
Rights
                                                                Reserved   by  the   Company;
Statement of
                                                                 Additional Information


8.      Annuity Period......................                                    Payout Options


9.      Death Benefit.......................                                    Death Benefit


10.     Purchases and Contract Value........                   Application  and Contributions; Annuity
                                                                  Account Value

11.     Redemptions.........................                            Cash
                                                                Withdrawals; Payout Options;
                                                                 Summary


12.     Taxes...............................                       Federal    Tax
        Matters

13.     Legal Proceedings...................                                    Legal
        Proceedings

14.     Table of Contents of
          Statement of Additional

          Information.......................                                    Available
Information

                                                                 STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                      INFORMATION CAPTION

15.     Cover Page..........................                           Cover Page

16.     Table of Contents...................                      Table   of   Contents

17.     General Information and
          History...........................
General Information; Great-West

                                                                 Life  &   Annuity   Insurance Company and Variable Annuity-1
                                                                  Series   Account

18.     Services............................                                    Services

19.     Purchase of Securities

          Being Offered.....................                                    Not Applicable

20.     Underwriters........................                                    Services     -
        Principal Underwriter

21.     Calculation of

          Performance Data..................                                    Calculation
of Performance Data

22.     Annuity Payments....................                                    Calculation
        of Annuity Payments

23.     Financial Statements................                                    Financial
        Statements

                                                   PART A

                                    INFORMATION REQUIRED IN A PROSPECTUS



                           Schwab Select Annuity(TM)
                          A flexible premium deferred variable and fixed annuity
                                 Distributed by
                           Charles Schwab & Co., Inc.
                                    Issued by
                      Great-West Life & Annuity Insurance


------------------------------------------------------------------

Overview

This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). Both will be referred to as the "Contract" throughout this Prospectus.

How to Invest

The minimum initial investment (a "Contribution") is:
o    $5,000
o    $2,000 if an IRA
o    $1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:
o       $500 per Contribution
o       $100 per Contribution if made via Automatic Contribution Plan

Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios: o Alger American Growth Portfolio o American Century VP International Portfolio o Baron Capital Asset Fund: Insurance Shares o Berger IPT-Small Company Growth Fund o Deutsche Asset Management VIT EAFE(R) Equity Index Fund (formerly, BT Insurance Funds Trust EAFE

    Equity Index Fund)

o Deutsche Asset Management VIT Small Cap Index Fund (formerly, BT Insurance Funds Trust Small Cap Index Fund)


o       Dreyfus Variable Investment Fund Appreciation Portfolio
o       Dreyfus Variable Investment Fund Growth and Income Portfolio
o       Federated American Leaders Fund II
o       Federated Fund for U.S. Government Securities II
o       Federated Utility Fund II
o       INVESCO VIF-High Yield Fund
o       INVESCO VIF-Equity Income Fund
o       INVESCO VIF-Technology Fund
o       Janus Aspen Series Growth Portfolio
o       Janus Aspen Series Worldwide Growth Portfolio
o       Janus Aspen Series Flexible Income Portfolio
o       Janus Aspen Series International Growth Portfolio
o       Montgomery Variable Series: Growth Fund
o       Prudential Series Fund Equity Class II Portfolio
o       SAFECO Resource Series Trust Equity Portfolio
o       SAFECO Resource Series Trust Growth Opportunities Portfolio
o       Schwab MarketTrack Growth Portfolio II
o       Schwab Money Market Portfolio
o       Schwab S&P 500 Portfolio
o       Scudder Variable Life Investment Fund

    Capital Growth Portfolio
o       Scudder Variable Life Investment Fund

    Growth and Income Portfolio
o       Strong Schafer Value Fund II


o       Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities
o       Portfolio


The Securities and Exchange Commission has not approve or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the offers contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.The date of this Prospectus is May 1, 2000.

You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

Sales and Surrender Charges

There are no sales, redemption, surrender or withdrawal charges under the Schwab Select Annuity.

Free Look Period

After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options

The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

    Annuity Administration Department
    P.O. Box 173920
    Denver, Colorado 80217-3920
    800-838-0650

 This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2000 (as may be amended from time to time), and filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page 51 of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.



This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  The Contract is not available in all states.


                                        2



--------------------------------------------------------------------------
Table of Contents


3


Definitions....................................4
Summary........................................6
  How to contact Schwab........................6
Variable Annuity Fee Table.....................7
Portfolio Annual Expenses......................8
Fee Examples...................................9
Condensed Financial Information...............10
Great-West Life & Annuity Insurance
Company.......................................10
The Series Account............................10
The Portfolios................................10
  Meeting Investment Objectives...............13
  Where to Find More Information About the Portfolios     13
  Addition, Deletion or Substitution..........13
The Guarantee Period Fund.....................14
  Investments of the Guarantee Period Fund....14
  Subsequent Guarantee Periods................14
  Breaking a Guarantee Period.................15
  Interest Rates..............................15
  Market Value Adjustment.....................15
Application and Initial Contributions.........15
Free Look Period..............................16
Subsequent Contributions......................16
Annuity Account Value.........................16
Transfers.....................................17
  Possible Restrictions.......................17
  Automatic Custom Transfers..................17
Cash Withdrawals..............................19
  Withdrawals to Pay Investment Manager or
  Financial Advisor Fees......................19
  Tax Consequences of Withdrawals.............19
Telephone Transactions........................19



Death Benefit.................................20
  Beneficiary.................................20
  Distribution of Death Benefit...............21
Charges and Deductions........................21
  Mortality and Expense Risk Charge...........21
  Contract Maintenance Charge.................22
  Transfer Fees...............................22
  Expenses of the Portfolios..................22
  Premium Tax.................................22
  Other Taxes.................................22
Payout Options................................22
  Periodic Withdrawals........................23
  Annuity Payouts.............................23
Seek Tax Advice...............................25
Federal Tax Matters...........................25
  Taxation of Annuities.......................26
  Individual Retirement Annuities.............27
Assignments or Pledges........................28
Performance Data..............................28
  Money Market Yield..........................28
  Average Annual Total Return.................28
Distribution of the Contracts.................30
Voting Rights.................................50
Rights Reserved by Great-West.................50
Legal Proceedings.............................50
Legal Matters.................................50
Experts.......................................51
Incorporation of Certain Documents by Reference
and Available Information.....................51
Appendix A--Condensed Financial
Information...................................52
Appendix B--Market Value Adjustments...........54
Appendix C--Net Investment Factor..............56

---------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
Schwab Select Annuity Structure

Your total Annuity Account can be made up of a variable and a fixed account.

                      Your Annuity Account


Variable Account                               Fixed Account
Contains the money you contribute              Contains the money you contribute
to variable investment options                 fixed investment options
(the Sub-Accounts).                            (the Guarantee Period Fund).


Sub-Accounts                                   Guarantee Period Fund
Shares of the Portfolios are held              You can choose a guarantee period
in Sub-Accounts.  There is one                 of one to ten years.
Sub-Account for each Portfolio


Portfolios

--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates.

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution or when annuity payments begin.

Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your annuity account with any applicable Market Value Adjustment on the Effective Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

                                        6

-----------------------------------------------------------------------
Summary

The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.

------------------------------------------------------------------------
How to contact Schwab:
------------------------------------------------------------------------
------------------------------------------------------------------------
Schwab Insurance & Annuity Service Center

------------------------------------------------------------------------
101 Montgomery Street
San Francisco, CA 94120-7666
Attention:  Insurance & Annuities Department

------------------------------------------------------------------------
800-838-0650
------------------------------------------------------------------------

Your initial Contribution must be at least $5,000; $2,000 if an IRA; $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500; or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page xx of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page 20.

For accounts under $50,000, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a Mortality and Expense Risk Charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page xx of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

11

-------------------------------------------------------------------------
Variable Annuity Fee Table

The purpose of the tables and the examples that follow is to help you understand the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The tables and examples reflect expenses related to the Sub-Accounts as well as of the Portfolios. In addition to the expenses listed below, Premium Tax, if applicable, may be imposed.


Contract Owner Transaction Expenses1
Sales load                                     None
Surrender fee                                  None
Annual Contract Maintenance Charge2            $25.00
Transfer fee                                   $10.00
(no transfer fee is charged for the first
12 transfers in any calendar year)

Separate Account Annual expenses1 (as a percentage of average Variable Account Value) Mortality and expense risk charge 0.85% Administrative expense charge 0.00% Other fees and expenses of the Variable Account 0.00% Total Separate Account Annual Expenses 0.85%


--------------------------------------------------------------------------

Portfolio Annual Expenses

                                      Portfolio Annual Expenses


     (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 1999)

Portfolio                             Management  Other     12b-1 fees   Total    Total Fee   Total
                                         fees     expenses              Portfolio  Waivers    Portfolio
                                                                        Expenses              expenses
                                                                        before                after
                                                                        fee                   fee
                                                                        waivers               waivers
Alger American Growth                   0.75%      0.04%       None      0.79%       N/A       0.79%
American Century VP International*      1.34%       N/A        None      1.34%       N/A       1.34%
Baron Capital Asset*                    1.00%      0.63%      0.25%      1.88%      0.38%      1.50%
Berger IPT-Small Company Growth         0.85%      0.64%       None      1.49%      0.34%      1.15%
Deutsche Asset Management VIT EAFE(R)   0.45%      0.69%       None      1.15%      0.50%      0.65%
Equity Index  (formerly, BT
Insurance Funds Trust EAFE Equity
Index)
Deutsche Asset Management VIT           0.35%      0.83%       None      1.18%      0.73%      0.45%
Small Cap Index (formerly, BT
Insurance Funds Trust Small Cap
Index)

Dreyfus Variable Investment Fund:       0.75%      0.03%       None      0.78%       N/A       0.78%
Appreciation Portfolio
Dreyfus Variable Investment Fund:       0.75%      0.04%       None      0.79%       N/A       0.79%
Growth and Income Portfolio
Federated American Leaders II*          0.75%      0.13%       None      0.88%       N/A       0.88%
Federated U.S. Government               0.60%      0.24%       None      0.84%       N/A       0.84%
Securities II*
Federated Utility II*                   0.75%      0.19%       None      0.94%       N/A       0.94%
INVESCO VIF-High Yield*                 0.60%      0.48%       None      1.08%       N/A       1.08%
INVESCO VIF-Equity Income*              0.75%      0.44%       None      1.19%       N/A       1.19%
INVESCO VIF- Technology*                0.75%      0.78%       None      1.53%      0.21%      1.32%
Janus Aspen Growth                      0.65%      0.02%       None      0.67%       N/A       0.67%
Janus Aspen Worldwide Growth            0.65%      0.05%       None      0.70%       N/A       0.70%
Janus Aspen Flexible Income             0.65%      0.07%       None      0.72%       N/A       0.72%
Janus Aspen International Growth        0.65%      0.11%       None      0.76%       N/A       0.76%
Montgomery Variable Series: Growth      1.52%      0.40%       None      1.92%      0.67%      1.25%
Prudential Series Fund Equity Class     0.45%      0.17%      0.25%      0.87%       N/A       0.87%
II


SAFECO RST Equity                       0.74%      0.02%       None      0.76%       N/A       0.76%
SAFECO RST Growth Opportunities         0.74%      0.04%       None      0.78%       N/A       0.78%
Schwab MarketTrack Growth II*           0.54%      0.59%       None      1.13%      0.53%      0.60%
Schwab Money Market*                    0.38%      0.15%       None      0.53%      0.03%      0.50%
Schwab S&P 500*                         0.20%      0.14%       None      0.34%      0.06%      0.28%
Scudder Variable Life Investment        0.46%      0.03%       None      0.49%       N/A       0.49%
Fund Capital Growth
Scudder Variable Life Investment        0.47%      0.08%       None      0.55%       N/A       0.55%
Fund
Growth and Income
Strong Schafer Value II                 1.00%      0.57%       None      1.57%      0.37%      1.20%
Van Kampen Life Investment              1.00%      0.13%       None      1.13%      0.03%      1.10%
Trust--Morgan Stanley Real Estate
Securities


* For the American Century VP International Fund, there is a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund assets increase. For the Baron Capital Asset Fund, the Fund's advisor is contractually obligated to reduce its fee to the extent required to limit the Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for fund assets over $500 million. Without expense limitations, total operating expenses for the Fund for the period January 1, 1999 through December 31, 1999, would have been 1.88%. For the Federated American Leaders Fund II, Federated U.S. Government Securities Fund II and the Federated Utility Fund II, .25% of Other Expenses are
Shareholder Services Fees. The Funds did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Funds have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. For the INVESCO VIF-High Yield, INVESCO VIF-Equity Income and INVESCO VIF-Technology Funds, Other Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. For the INVESCO VIF-High Yield and INVESCO VIF-Equity Income Funds, the Other Expenses information presented in this table has been restated from the financials for these Funds to reflect a change in the administrative services fee. For the INVESCO VIF-Technology Fund, certain expenses were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the INVESCO VIF-Technology Fund's Other Expenses for the fiscal year ended December 31, 1999 were 0.57% of the Fund's average net assets. For the Janus Aspen Growth, Janus Aspen Worldwide Growth and Janus Aspen International Portfolios, the data shown is for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for these Portfolios. For the Schwab MarketTrack Growth II, Schwab Money Market and Schwab S&P 500 Portfolios, the Total Portfolio expenses after fee waivers is guaranteed by Schwab and the investment adviser through April 30, 2001.


--------------------------------------------------------------------------

Fee Examples3

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. These examples assume that no Premium Taxes have been assessed and are based on total Portfolio expenses after taking fee waivers and reimbursements into account.

PORTFOLIO                                          1 year       3 years          5 years       10 years
Alger American Growth                              $17           $56             $101          $248
American Century VP International                  $23           $74             $133          $322
Baron Capital Asset                                $24           $79             $142          $342
Berger IPT-Small Company Growth                    $21           $68             $122          $297
Deutsche Asset Management VIT EAFE(R)Equity Index   $16           $51              $93          $228
Deutsche Asset Management VIT  Small Cap Index     $14           $45              $81          $200
Dreyfus Variable Investment Fund Appreciation      $17           $56             $100          $246
Dreyfus Variable Investment Fund Growth and        $17           $56             $101          $248
Income
Federated American Leaders II                      $18           $59             $106          $260
Federated U.S. Government Securities II            $18           $58             $104          $255
Federated Utility II                               $19           $61             $110          $268
INVESCO VIF-High Yield                             $20           $65             $118          $287
INVESCO VIF-Equity Income                          $21           $69             $124          $302
INVESCO VIF-Technology                             $23           $73             $132          $318
Janus Aspen Growth                                 $16           $52              $94          $231
Janus Aspen Worldwide Growth                       $16           $53              $96          $235
Janus Aspen Flexible Income                        $16           $54              $97          $238
Janus Aspen International Growth                   $17           $55              $99          $244
Montgomery Variable Series: Growth                 $22           $71             $128          $310
Prudential Series Fund Equity Class II             $18           $59             $106          $259
SAFECO RST Equity                                  $17           $55              $99          $244
SAFECO RST Growth Opportunities                    $17           $56             $100          $246
Schwab MarketTrack Growth II                       $15           $50              $90          $221
Schwab Money Market                                $14           $46              $84          $207
Schwab S&P 500                                     $12           $39              $71          $175
Scudder Variable Life Investment Fund Capital      $14           $46              $83          $206
Growth
Scudder Variable Life Investment Fund Growth       $15           $48              $87          $214
and Income
Strong Schafer Value II                            $21           $69             $125          $303
Van Kampen Life Investment Trust-Morgan Stanley    $20           $66             $119          $290
Real Estate Securities


These examples, including the assumed rate of return, should not be considered representations of future performance or past or future expenses. Actual expenses paid or performance achieved may be greater or less than those shown, subject to the guarantees in the Contract.


----------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account for 1996, 1997, 1998 and 1999. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Series Account's
Annual Report dated December 31,1999 and contained in the Statement of Additional Information.

-----------------------------------------------------------------------------
Great-West Life & Annuity Insurance Company

Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to
Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

--------------------------------------------------------------------------------
The Series Account

We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.

The Series Account is divided into 29 Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

-----------------------------------------------------------------------------
The Portfolios

The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:
o       holds its assets separate from the assets of the other Portfolios,
o       has its own distinct investment objective and policy, and
o       operates as a separate investment fund

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ substantially.

The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

American  Century  Variable   Portfolios,   Inc.--advised  by  American  Century
Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP International seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

The Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) - advised by Bankers Trust Company of New York, New York.

Deutsche Asset Management VIT Small Cap Index Fund (formerly, BT Insurance Funds Trust Small Cap Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

Deutsche Asset Management VIT EAFE(R) Equity Index Fund (formerly, BT Insurance Funds Trust EAFE(R) Index Fund) seeks to match, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australia, and the Far East and is a widely accepted benchmark of international stock performance.

Baron Capital Asset Fund--advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of approximately $100 million to $1.5 billion and medium sized companies with market values of $1.5 billion to $5 billion.

Berger Institutional Products Trust--advised by Berger LLC of Denver, Colorado.

Berger IPT-Small Company Growth Fund seeks capital appreciation by investing primarily in the common stocks of small companies with the potential for rapid earnings growth. Under normal circumstances, the Fund invests at least 65% of its assets in equity securities whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York.

Dreyfus Variable Investment Fund Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, it invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Federated  Insurance   Series--advised  by  Federated  Advisers  of  Pittsburgh,
Pennsylvania.

Federated American Leaders Fund II seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective through investment of at least 65 % of its total assets (under normal circumstances) in common stocks of "blue chip" companies.

Federated Fund for U.S. Government Securities II seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

Federated Utility Fund II seeks to provide high current income and moderate capital appreciation by investing in a professionally-managed, diversified portfolio of utility company equity and debt securities.

INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado. INVESCO Trust Company is the sub-adviser for the INVESCO VIF-Equity Income Portfolio.

INVESCO VIF-Equity Income Fund is a diversified fund that seeks the highest possible current income, with the added potential for capital appreciation. The Fund normally invests at least 65% of its total assets in dividend paying common stocks. The Fund's equity investments are limited to stocks that can be easily traded in the U.S.; it may, however, invest in foreign securities in the form of American Depository Receipts. The rest of the Fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The Fund may also invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds," which generally offer higher interest rates, but are riskier investments than investment grade securities.

INVESCO VIF-High Yield Fund seeks a high level of current income. It invests substantially all of its assets in lower-rated debt securities, commonly called "junk bonds," and preferred stock, including securities issued by foreign companies. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

INVESCO VIF-Technology Fund seeks capital appreciation and normally invests at least 80% of its total assets in equity securities of companies engaged in technology-related industries. These include, but are not limited to, communications, computers, video, electronics, oceanography, office and factory automation, and robotics. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund's investments are diversified across the technology sector. However, because the investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of a Fund share may rise or fall rapidly.

Janus Aspen Series--advised by Janus Capital Corporation of Denver, Colorado.

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential.

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S.

Janus Aspen International Growth Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the U.S.

Janus Aspen Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. The Portfolio will invest at least 80% of its assets in income-producing securities and may own an unlimited amount of high-yield/high-risk fixed income securities and these securities may be a big part of the Portfolio.

Montgomery Variable Series--advised by Montgomery Asset Management, LLC of San Francisco, California.

Montgomery Variable Series: Growth Fund seeks long-term capital appreciation by investing in growth-oriented U.S. companies. The Fund may invest in U.S.
companies of any size, but invests at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Fund's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to the firm's growth potential.

Prudential Series Fund--advised by the Prudential Insurance Company of America of Newark, New Jersey.


Prudential Series Fund Equity Class II Portfolio seeks capital appreciation through investment primarily in common stocks of companies, including major established corporations as well as smaller capitalization companies, that appear to offer attractive prospects of price appreciation that is superior to broadly-based stock indexes. Current income, if any, is incidental.


SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.

SAFECO RST Equity Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests primarily in common stocks selected for appreciation potential.

SAFECO RST Growth Opportunities Portfolio seeks growth of capital and the increased income that ordinarily follows from such growth. The Portfolio invests primarily in common stocks selected for appreciation potential.

Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab  S&P 500  Portfolio  seeks to track the price  and  dividend  performance
(total return) of common stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.

Scudder Variable Life Investment Fund--advised by Scudder Kemper Investments, Inc. of New York, New York.

Scudder Variable Life Investment Fund Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks and preferred stocks in all sectors of the market, including companies that generate or apply new technologies, companies that own or develop natural resources, companies that may benefit from changing consumer demands and lifestyles and foreign companies.

Scudder Variable Life Investment Fund Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income. The Portfolio pursues its goal by investing primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying higher than average current dividends. The Portfolio may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income.

The Strong Schafer Value Fund II--advised by Strong Schafer Capital Management, L.L.C. (SSCM) of Princeton, New Jersey.

The Strong Schafer Value Fund II seeks long-term capital appreciation. Current income is a secondary objective. The Fund invests primarily in common stocks of medium- and large-size companies.

Van Kampen Life Investment Trust--advised by Van Kampen Asset Management Inc. of Oakbrook Terrace, Illinois.

Van Kampen LIT Morgan Stanley Real Estate Securities Portfolio seeks as a primary objective, long-term growth of capital by investing in securities of companies operating in the real estate industry, primarily equity securities of real estate investment trusts. Current income is a secondary investment objective.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Schwab Insurance & Annuity Service Center.

The Portfolios' Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are  contributing to a Sub-Account  corresponding  to a Portfolio that is
being  discontinued,   you  will  be  given  notice  prior  to  the  Portfolio's
elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you to re-allocate the amounts invested in the eliminated Sub-Account.

-----------------------------------------------------------------------------
The Guarantee Period Fund

The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Because your Contributions do not receive a unit ownership of assets accounted for in the separate account, the assets accrue solely to the benefit of Great-West and any gain or loss in the separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least one year. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of 1 to 10 years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.

The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page 15). Any amount withdrawn or Transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page 15.

Investments of the Guarantee
Period Fund

We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:

o    Securities   issued   by  the   U.S.   Government   or  its   agencies   or
     instrumentalities,  which  may  or  may  not  be  guaranteed  by  the  U.S.
     Government.

o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.

o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.

o Commercial paper, cash or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. And, the stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods

Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years from the Guarantee Period maturity date, the matured value will be transferred to a 2-year Guarantee Period.

Breaking a Guarantee Period

If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period maturity date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates

The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different than those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law. The standard non-forfeiture rate in all states is 3%, except in Florida, Mississippi and Oklahoma, it's 0%.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment

Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before the Guarantee Period Fund's maturity date, you: o surrender your investment in the Guarantee Period Fund, o transfer money from the Guarantee Period Fund, o partially withdraw money from the Guarantee Period Fund, o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account, or

o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period maturity date in each of the following situations: o Transfer to a Sub-Account offered under this Contract o Surrenders, partial withdrawals, annuitization or periodic withdrawals o A single sum payout upon death of the Owner or Annuitant

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

-----------------------------------------------------------------------------
Application and Initial Contributions

The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA; or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

-------------------------------------------------------------------------------
Free Look Period

During the free look period (ten-days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the free look period will be void from the date we issued the Contract. In most states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

o   Amounts  you  specify  to be  allocated  to one  or  more  of the  available
    Guarantee Periods will be allocated as directed, effective upon the Transaction Date.

o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

-------------------------------------------------------------------------------
Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic
Contribution Plan. Total Contributions may exceed $1,000,000 with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Contribution plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

------------------------------------------------------------------------------
Annuity Account Value

Before the date annuity payouts begin, your Annuity Account Value is the sum of your Variable and Fixed Accounts established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00. Each Sub-Account's value prior to the Payout Commencement Date is equal to: o net Contributions allocated to the corresponding Sub-Account, o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o       minus the daily mortality and expense risk charge,
o minus reductions for the Contract Maintenance Charge deducted on the contract anniversary o minus any applicable Transfer fees and o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The  Variable  Account  Value is  expected to change  from  valuation  period to
valuation  period,   reflecting  the  investment   experience  of  the  selected
Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

-------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by telephone, by sending a Request to the Annuity Administration Department at Great-West or by calling our touch-tone account and trading service.

Your Request must specify:
o       the amounts being Transferred,
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made, and o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year. However, we reserve the right to limit the number of Transfers you make.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern time. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being Transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period maturity date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page 15. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Possible Restrictions

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time.

For example, Transfer restrictions may be necessary to protect you from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

Automatic Custom Transfers
Dollar Cost Averaging

Dollar  cost  averaging  allows  you  to  make  systematic  Transfers  from  one
Sub-Account to any other of the Sub-Accounts. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

-------------------------------------------------------------------------------
How dollar cost averaging works:

 -------- --------- -------- --------
 -------  Contribution   Units      Price
  Month                  Purchased  per
                                    unit

 -------- --------- -------- --------
 -------- --------- -------- --------
 Jan.      $250       10      $25.00
 -------- --------- -------- --------
 -------- --------- -------- --------
 Feb.       250       12       20.83
 -------- --------- -------- --------
 -------- --------- -------- --------
 Mar.       250       20       12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 Apr.       250       20       12.50
 -------- --------- -------- --------
 -------- --------- -------- --------
 May        250       15       16.67
 -------- --------- -------- --------
 -------- --------- -------- --------
 June       250       12       20.83
 -------- --------- -------- --------
    Average market value per unit
               $18.06
  Investor's average cost per unit
               $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

--------------------------------------------------------------------------------

You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual and annual Transfers will not count toward the 12 free Transfers.

-----------------------------------------------------------------------------
How rebalancer works:
-----------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Stocks  - 60%
 Large Company - 30%
 Small Company - 15%
 International - 15%

Bonds   - 30%

Cash    - 10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Stocks  - 75%
 Large Company - 35%
 Small Company - 20%
 International - 20%

Bonds   - 20%

Cash    - 5%


Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be re-allocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

--------------------------------------------------------------------------------

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Variable Account Value must be included.

o You must specify the percentage of your Variable Account Value you'd like allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the rebalancer option at any time.

o You may not participate in dollar cost averaging and rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the rebalancer option at any time.

--------------------------------------------------------------------------------
Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, with any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page 15.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:

o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin. o A partial withdrawal or a surrender will be effective upon the Transaction Date. o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market

    Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no withdrawal or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on page 25.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone Transactions

You may make Transfer requests by telephone. Telephone Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Calls completed after 4:00 p.m. Eastern time will be made on the next business day we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone are genuine, such as: o requiring some form of personal identification prior to acting on instructions, o providing written confirmation of the transaction and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

--------------------------------------------------------------------------------
Death Benefit

Before the date when annuity payouts begin, the Death Benefit, if any, will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date the request for payout is received, less any Premium Tax, or

o    the  sum  of  Contributions,   less  partial  withdrawals  and/or  periodic
     withdrawals, less any Premium Tax.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
o       payout in a single sum, or

o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value

o    payout in a single sum that may be subject to a Market Value Adjustment, or

o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment

Any payment within 6 months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department , unless a certain date is specified by the Owner. If the Owner dies before the request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that: o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and o such distributions begin not later than one year after the Owner's date of death. If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

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Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.

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Death of Owner Who Is Not the Annuitant

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Death Benefit will be paid to the Joint Owner or the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant

If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

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Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o       Premium Tax, if applicable,
o       Certain Transfers,
o       a Contract Maintenance Charge, and

o charges against your Variable Account Value for our assumption of mortality and expense risks.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. The approximate portion of this charge attributable to mortality risks is 0.68%. The approximate portion of this charge estimated to be attributable to expense risk is 0.17%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge

We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees

There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios

The value of the assets in the Sub-Accounts reflect the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Variable Annuity Fee Table and Portfolio Annual Expenses on page 7 and 8.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options

During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or in a single, lump-sum payment.

You may change the Payout Commencement Date within 60 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals

You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:

o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals o A minimum withdrawal amount of at least $100 o The calendar day of the month on which withdrawals will be made

o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year

Your withdrawals may be prorated across the Guarantee Period Fund (if applicable) and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights, except that no Contributions may be made. o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee

    Periods six or more months prior to its Guarantee Period maturity date.

o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began. o Charges and fees under the Contract continue to apply. o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:

o The amount elected to be paid under the option selected has been reduced to zero.

o       The Annuity Account Value is zero.
o       You request that withdrawals stop.
o       The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

--------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a)(9). Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on page 19.

Annuity Payouts

You can choose the date you'd like annuity payouts to start either when you purchase the Contract or at a later date. The date you choose must be at least one year after your initial Contribution. If you do not select a payout start date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

---------------------------------------------------------------------------
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

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Under an annuity  payout option,  you can receive  payouts  monthly,  quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option.

For annuity options involving life income, the actual age and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Since payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the 5th valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout

Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the 5th valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions

Once payouts start under the annuity payout option you select:
o       no changes can be made in the payout option,

o       no additional Contributions will be accepted under the Contract and

o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

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If you choose to receive  fixed  annuity  payouts  from your  Contract,  you may select from the following payout options: Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months. Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years.

Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due. Any other form of a fixed annuity acceptable to us.

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Annuity IRAs

The  annuity  date  and  options   available  for  IRAs  may  be  controlled  by
endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an Individual Retirement Account or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

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Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary may depend on the type of Contract, and on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.

----------------------------------------------------------------------------

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities

Section 72 of the Code governs taxation of annuities. You, as a "natural person" will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you currently may be subject to taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral.

If the Contract is not owned by a natural person (for example, a corporation or certain trusts), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the stated Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:

o The annuity Contract is acquired by the estate of a decedent. o The Contract is held under an IRA. o The Contract is a qualified funding asset for a structured settlement.

o The Contract is purchased on behalf of an employee upon termination of a qualified plan.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals

In the case of a withdrawal under an IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's total accrued benefit under the plan. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

With respect to Non-Qualified Contracts, partial withdrawals, including periodic withdrawals, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from or added to the Guarantee Period due to the Market Value Adjustment. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Annuity Payouts

Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the investment in the Contract will be taxed. After the investment in the Contract is recovered, the full amount of any additional annuity payouts is taxable. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the annuity payouts for the term of the payouts. However, the remainder of each annuity payout is taxable. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax

For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: o Made on or after the date on which the Owner reaches age 59 1/2.

o       Made as a result of death or disability of the Owner.
o   Received in  substantially  equal periodic  payouts (at least  annually) for
    your  life  (or  life   expectancy)  or  the  joint  lives  (or  joint  life
    expectancies) of you and the Beneficiary.

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract or certain distributions from an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules: o If the Owner dies before the date annuity payouts start, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Code.

Transfers, Assignments or Exchanges

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one insurance contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new for purposes of the penalty and distribution at death rules.

Individual Retirement Annuities

The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" following the rules set out in the Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. And, you have the right to revoke your purchase within seven days of purchase of the IRA Contract.

If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

--------------------------------------------------------------------------
Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an IRA, you may not assign the Contract as collateral.

If a non-IRA Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

-------------------------------------------------------------------------------
Performance Data

From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield

The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The table on the following page illustrates standardized and non-standardized average annual total return for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 1999. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract. The standardized data is calculated from the inception date of the Sub-Account and the non-standardized data is calculated for periods preceding the inception date of the Sub-Account. Some of the Sub-Accounts do not have standardized performance information. For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.

                                       31

                                                             Performance Data

   Account                               1 year    3 years   5 years    10 years      Since      Inception     Since      Inception
                                                                                     Inception     Date of     Inception     Date of
                                                                                         of     Sub-Account of Underlying Underlying
                                                                                     Sub-Account              Portfolio    Portfolio
                                                                                                             (if less than
                                                                                                               10 years)

Alger American Growth                     32.54%    34.37%    29.81%*    21.84%*   33.28%      11/1/96          N/A           1/9/89
American Century VP International         62.67%    31.16%    23.17%*      N/A     31.24%      11/1/96         18.98%         5/1/94
Baron Capital Asset                       34.55%*     N/A       N/A        N/A     13.98%       5/3/99         58.67%        10/1/98
Berger IPT-Small Company Growth           89.84%    32.12%*     N/A        N/A     43.78%       5/1/97         25.21%         5/1/96
Deutsche Asset Management VIT EAFE(R)     26.52%*     N/A       N/A        N/A     20.02%       5/3/99         16.05%        8/22/97
Equity Index
Deutsche Asset Management VIT Small Cap   19.14%*     N/A       N/A        N/A     16.48%       5/3/99         8.47%         8/25/97
Index
Dreyfus Variable Investment Fund          10.50%*   21.89%*   24.45%*      N/A     2.42%        5/3/99         19.03%         4/5/93
Appreciation
Dreyfus Variable Investment Fund Growth   15.89%*   13.97%*   23.26%*      N/A     7.32%        5/3/99         19.82%         5/2/94
and Income
Federated American Leaders II              5.77%    17.42%    20.86%*      N/A     17.93%      11/1/96         17.09%        2/10/94
Federated U.S. Government Securities II   -1.45%     4.17%    4.62%*       N/A     3.81%       11/1/96         4.35%         3/28/94
Federated Utility II                       0.83%    12.67%*   14.27%*      N/A     13.97%       5/1/97         12.40%        2/10/94
INVESCO VIF-High Yield                     8.32%     8.12%    11.65%*      N/A     8.89%       11/1/96         10.36%        5/27/94
INVESCO VIF-Equity Income                 13.87%    18.29%    20.79%*      N/A     18.84%      11/1/96         19.34%        8/10/94
INVESCO VIF-Technology                    156.79%*    N/A       N/A        N/A      N/A         3/1/00         64.13%        5/21/97
Janus Aspen Growth                        42.78%    32.71%    28.73%*      N/A     31.80%      11/1/96         23.18%        9/13/93
Janus Aspen Worldwide Growth              63.07%    36.17%    32.45%*      N/A     35.71%      11/1/96         28.59%        9/13/93
Janus Aspen Flexible Income               0.74%*    6.49%*    9.93%*       N/A     -0.45%       5/3/99         7.58%         9/13/93
Janus Aspen International Growth          80.73%*   35.15%*   32.12%*      N/A     70.44%       5/3/99         27.10%         5/2/94
Montgomery Variable Series: Growth        19.78%    15.93%      N/A        N/A     16.28%      11/1/96         19.00%         2/9/96
Prudential Series Fund Equity Class II      N/A       N/A       N/A        N/A     -1.47%       5/3/99         -1.47%         5/4/99
SAFECO RST Equity                          8.38%    18.44%*   21.26%*    16.36%*   18.88%      4/30/97          N/A           4/3/87
SAFECO RST Growth Opportunities           4.74%*    14.86%*   22.64%*      N/A     14.39%       5/3/99         22.46%         1/7/93
Schwab MarketTrack Growth II              18.62%    17.98%      N/A        N/A     18.23%      11/1/96         18.23%        11/1/96
Schwab S&P 500                            19.45%    25.83%      N/A        N/A     26.29%      11/1/96         26.29%        11/1/96
Scudder Variable Life Investment Fund     34.08%*   30.16%*   27.36%*    17.03%*   26.44%       5/3/99          N/A          7/16/85
Capital Growth
Scudder Variable Life Investment Fund     4.95%*    13.00%*   17.95%*      N/A     -6.38%       5/3/99         16.55%         5/2/94
Growth and Income
Strong Schafer Value II                   -3.70%*     N/A       N/A        N/A    -13.58%       5/3/99         -1.48%       10/10/97
Van Kampen LIT-Morgan Stanley Real        -4.22%    0.36%*      N/A        N/A     -5.15%      9/15/97         9.94%          7/3/95
Estate Securities

* Indicates non-standardized performance because data is calculated for periods preceding the inception date of the Sub-Account.


                                       34

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:

o   the ranking of or asset  allocation/investment  strategy of any  Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and

o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
Distribution of the Contracts

Charles Schwab & Co., Inc. (Schwab) is the principal underwriter and distributor of the Contracts. Schwab is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 101 Montgomery, San Francisco, California 94104, telephone 800-838-0650.

Certain administrative services are provided by Schwab to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

--------------------------------------------------------------------------------
Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity  having a voting  interest in a  Sub-Account  will receive
proxy  material,   reports  and  other  material  relating  to  the  appropriate
Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

-----------------------------------------------------------------------------
Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include: o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account.

o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

o To change the time or time of day at which a valuation date is deemed to have ended. o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

--------------------------------------------------------------------------------
Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. And, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West.

--------------------------------------------------------------------------------
Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

--------------------------------------------------------------------------------
Experts

The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 1999, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

-----------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information Great-West's Annual Report on Form 10-K for the year ended December 31, 1999 is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act") after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.

Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the Commission under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

                        Annuity Administration Department

                                              P. O. Box 173920
                           Denver, Colorado 80217-3920

                                 1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.


The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o       general information

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account

o       the calculation of annuity payouts

o       postponement of payouts

o       services

o       withholding

o       calculation of performance data

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Appendix A--Condensed Financial Information


--------------------------------------------------------------------------------
                  Appendix A--Condensed Financial Information

                      Selected data for accumulation units
               Outstanding through each period ending December 31

                      Alger     Alger      American                                            Berger     Dreyfus
                      American  American   Century   American   Bankers   Bankers              IPT Small  VIF
                      Growth    Small-Cap  VP        Century    Trust     Trust      Baron     Company    Capital
                      Portfolio Portfolio  Capital   VP         EAFE      Small Cap  Capital   Growth     Appreciation
                                           AppreciatiInternationEquity    Index Fund Asset        Fund       Fund
                                                                Index                  Fund
                                                                            Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   11/01/96  11/01/96   11/01/96  05/03/99   05/03/99  05/03/99   05/01/97   05/03/99
Operations

1999
 Beginning Unit         $18.74   $12.76       $8.94    $14.54     $10.00    $10.00     $10.00    $13.89     $10.00
Value
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Ending Unit Value      $24.84   $18.15      $14.59    $23.66     $12.00    $11.65     $11.40    $26.37     $10.24
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Number of Units   2,200,774.98 201,220.60 88,278.89 602,866.81 161,395.99 203,338.02 502,097.27 1,072,037.44 245,395.21
Outstanding
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Net Assets (000's)    $54,671   $3,652      $1,288   $14,264     $1,937    $2,369     $5,723   $28,268     $2,513
                      ========= ========   ========= =========  ========= =========  ========= =========  =========

1998
 Beginning Unit         $12.76   $11.14       $9.22    $12.35                                    $13.75
Value
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $18.74   $12.76       $8.94    $14.54                                    $13.89
                      ========= ========   ========= =========                                 =========
 Number of Units    1,306,503.46 643,786.69 99,034.37 560,116.89                                428,982.88
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)              $8,217        $886    $8,147                                    $5,959
                       $24,487
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========

1997
 Beginning Unit         $10.24   $10.09       $9.61    $10.49                                    $10.00
Value
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $12.76   $11.14       $9.22    $12.35                                    $13.75
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Number of Units  417,162.09  337,576.93 82,255.58  298,156.62                                124,653.31
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)     $5,325   $3,761        $758    $3,683                                    $1,714
                      ========= ========   ========= =========                                 =========

1996
 Beginning Unit         $10.00   $10.00      $10.00    $10.00
Value
                      ========= ========   ========= =========
                      ========= ========
 Ending Unit Value      $10.24   $10.09       $9.61    $10.49
                      ========= ========   ========= =========
                      ========= ========   ========= =========
 Number of Units      1,166.64  4,080.46   30,139.13 13,399.99
Outstanding
                      ========= ========   ========= =========
 Net Assets (000's)        $12      $41        $290      $141
                      ========= ========   ========= =========


                                           Federated                       INVESCO              Janus
                      Dreyfus   Federated  Fund for             INVESCO    VIF       INVESCO    Aspen     Janus
                      VIF       American   U.S.      Federated  VIF High   IndustrialVIF Total  AggressiveAspen
                      Growth &  Leaders    GovernmentUtility    Yield      Income    Return     Growth    Flexible
                      Income     Fund II   Securities Fund II   Portfolio  Portfolio Portfolio  Portfolio Income
                        Fund                  II                                                             Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        05/03/99   11/01/96  11/01/96   05/01/97   11/01/96  11/01/96   11/01/96  11/01/96   05/03/99
Operations

1999
 Beginning Unit        $10.00     $15.95     $11.43   $14.07      $12.13               $13.61    $14.71     $10.00
Value                                                                       $15.18
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Ending Unit Value     $10.73     $16.87     $11.27   $14.18      $13.14    $17.28     $13.03    $32.87     $ 9.95
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
Number of Unit    49,768.32 1,443,381.49 2,809,026.83 280,956.86 2,003,862.84
                                                                         1,753,290.18 573,788.59 458,029.90 838,444.84
Outstanding
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Net Assets (000's)      $534    $24,346    $31,648   $3,985     $26,326   $30,299     $7,477   $15,057     $8,347
                      ========  =========  ========= ========   =========  ========  =========  ========  =========

1998
 Beginning Unit                   $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
Value
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $15.95     $11.43   $14.07      $12.13    $15.18     $13.61    $14.71
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units            1,763,028.09 2,136,709.11 416,024.23 1,867,861.60
                                                                          1,639,584.27 1,269,709.44 759,487.48
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $28,117    $24,427   $5,852     $22,654   $24,882    $17,275   $11,169
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========

1997
 Beginning Unit                   $10.42      $9.97   $10.00      $10.39    $10.44     $10.27     $9.89
Value
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units           1,426,437.13  815,966.27  168,289.28 1,360,680.67 1,271,028.35
                                                                                     996,949.40 331,141.90
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $19,505     $8,737   $2,095     $16,450   $16,867    $12,482   $
                                                                                                  3,658
                                =========  ========= ========   =========  ========  =========  ========

1996
 Beginning Unit                   $10.00     $10.00              $10.00     $10.00     $10.00    $10.00
Value
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Ending Unit Value                $10.42      $9.97              $10.39     $10.44     $10.27    $ 9.89
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Number of Units                65,888.88  9,330.15             52,043.52  68,873.87 3,927.31   6,698.73
Outstanding
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Net Assets (000's)                 $686        $93                $541       $719        $40       $66
                                =========  =========            ========   ========  =========  ========






                                                                           Montgomery
                      Janus     Janus      Janus     Lexington  Montgomery Variable                       Safeco
                      Aspen     Aspen      Aspen     Emerging   Variable   Series:   Prudential Safeco    RST
                      Growth    InternationWorldwide Markets    Series:    InternatioEquity     RST       Growth
                      Portfolio Growth     Growth       Fund    Growth     Small-Cap Portfolio  Equity    Portfolio
                                   Fund    Portfolo                Fund      Fund               Portfolio
                      ----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   05/03/99  11/01/96   11/01/96   11/01/96  11/01/96   05/03/99  05/01/97  05/03/99
Operations

1999
 Beginning Unit         $16.79    $10.00     $16.13     $6.40     $13.47      $9.56    $10.00     $14.65    $10.00
Value
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Ending Unit Value      $23.98    $17.04     $26.30    $14.48     $16.13      $9.87     $9.85     $15.88    $11.44
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Number of Units  3,396,880.63 772,937.37 4,259,932.25 133,859.68 410,660.04   0.00   32,427.58 1,065,918.62 155,642.93
Outstanding
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Net Assets (000's)    $81,453   $13,174   $112,048    $1,938     $6,625                 $320    $16,928    $1,780
                                                                           -
                      ========= =========  ========= =========  =========  ========= =========  ========= =========

1998
 Beginning Unit         $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
Value
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $16.79               $16.13     $6.40     $13.47      $9.56               $14.65
                      =========            ========= =========  =========  =========            =========
 Number of Units      1,979,274.19       3,616,796.56 260,704.11 601,168.28    8.53             1,168,093.71
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $33,242              $58,337    $1,670     $8,097         $0              $17,116
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========

1997
 Beginning Unit         $10.26               $10.42    $10.26     $10.35     $10.51               $10.00
Value
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Number of Units   1,335,813.25         2,208,663.79 309,521.91 643,624.38 208,496.59           357,176.26
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $16,678              $27,868    $2,785     $8,495     $2,061               $4,226
                      =========            ========= =========  =========  =========            =========

1996
 Beginning Unit         $10.00               $10.00    $10.00     $10.00     $10.00
Value
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Ending Unit Value      $10.26               $10.42    $10.26     $10.35     $10.51
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Number of Units      93,598.79            51,982.38  18,281.42 11,226.77  3,230.28
Outstanding
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Net Assets (000's)       $960                 $541      $188       $116        $34
                      =========            =========  ========  =========  =========






                      Schwab                                                                              Van Eck
                      MarketTraSchwab                           Scudder               Strong     Strong   Worldwide
                      Growth   Money      Schwab     Scudder    Growth &   SteinRoe   Discovery  VF       Hard
                      PortfolioMarket     S&P 500    Capital      Income   Special     Fund II   Schafer  Assets
                         II    Portfolio  Portfolio  Growth       Fund A   Venture               Value      Fund
                                                       Fund A                 Fund                 Fund
                      ---------------------------------------------------------------------------------------------

Date Commenced        11/01/96  11/01/96   11/01/96   05/03/99   05/03/99   11/01/96   11/01/96  05/03/99 11/01/96
Operations

1999
 Beginning Unit       $14.34     $10.93     $17.54    $10.00    $10.00     $           $12.26    $10.00   $
Value                                                                        9.00                           6.88
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Ending Unit Value    $17.01     $11.35     $20.95    $12.64    $          $13.22      $12.78    $8.64    $
                                                                  9.36                                      8.25
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Number of Units  560,532.64 9,861,519.25 5,457,967.10 186,640.12 61,409.25  246,948.62 57,792.53  94,499.34  29,113.72
Outstanding
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Net Assets (000's)   $9,532   $111,967   $114,346    $2,360      $575     $3,265        $739     $817      $240
                      =======  =========  =========  ========   =======    =======    ========   ======   =======

1998
 Beginning Unit       $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
Value
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $14.34     $10.93     $17.54                         $           $12.26             $
                                                                             9.00                           6.88
                      =======  =========  =========                        =======    ========            =======
 Number of Units   447,514.11 6,649,980.31 4,084,834.46                     769,185.90 199,701.97          80,398.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)   $6,416    $72,692    $71,644                         $6,926      $2,449               $553
                      =======  =========  =========                        =======    ========            =======
                      =======             =========                        =======

1997
 Beginning Unit       $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
Value
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   284,530.36 4,114,002.58 2,115,859.53                 952,879.99 211,488.12          132,622.35
Outstanding
                                                                                      ========
                      =======  =========  =========                        =======                        =======
 Net Assets (000's)   $3,638    $43,163    $29,224                         $10,465     $2,439             $1,332
                      =======  =========  =========                        =======    ========            =======

1996
 Beginning Unit       $10.00     $10.00     $10.00                         $10.00      $10.00             $10.00
Value
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   16,525.39 297,045.95  62,674.08                        70,715.11  24,613.07           2,220.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)     $171     $2,991      $ 659                           $727        $257                $23
                      =======  =========  =========                        =======    ========            =======





                         Van Kampen
                          American
                       Capital L.I.T.
                          - Morgan
                        Stanley Real
                           Estate
                         Securities
                          Portfolio
                       ----------------

 Date Commenced           09/17/97
 Operations

 1999
  Beginning Unit             $9.25
 Value
                          =========
  Ending Unit Value          $8.86
                          =========
  Number of Units         347,935.46
 Outstanding
                          =========
  Net Assets (000's)        $3,083
                          =========

 1998
  Beginning Unit            $10.56
 Value
                          =========
                          =========
  Ending Unit Value          $9.25
                          =========
                          =========
  Number of Units         308,475.29
 Outstanding
                          =========
                          =========
  Net Assets (000's)        $2,854
                          =========

 1997
                          =========
  Beginning Unit            $10.00
 Value
                          =========
                          =========
  Ending Unit Value         $10.56
                          =========
                          =========
  Number of Units         176,075.27
 Outstanding
                          =========
                          =========
  Net Assets (000's)        $1,859
                          =========





-----------------------------------------------------------------------------
Appendix B--Market Value Adjustments

The amount available for a full surrender, partial withdrawal or Transfer equals the amount requested plus the Market Value Adjustment (MVA). The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula

The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The Market Value Adjustment Factor is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.

o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.

o N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o       i and j differ by less than .10%
o       N is less than 6

Examples

Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.

Example 1--Increasing Interest Rates

-------------------------- -------------------------
-------------------------  $25,000 on November 1,
Deposit                    1996
-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
j                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]65/12} - 1
       = .952885 - 1
       = -.047115

MVA    = (amount  transferred  or  surrendered) x MVAF = $10,000 x - .047115 = -
       $471.15

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + - $471.15)
       = $9,528.85

Example 2--Decreasing Interest Rates

-------------------------- -------------------------
Deposit                    $25,000 on November 1,
                           1996

-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
j                          5.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.051]65/12} - 1
       = .055323

MVA    = (amount  transferred  or  surrendered)  x MVAF = $10,000 x  .0055323  =
       $553.23

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $553.23)
       = $10,553.23

Example 3--Flat Interest Rates (i and j are within .10% of each other)
-------------------------- -------------------------
Deposit                    $25,000 on November 1,
                           1996

-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2000
-------------------------- -------------------------
-------------------------- -------------------------
j                          6.24%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          65
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.0634]65/12} - 1
       = .99036 - 1
       = -.00964

However, [i-j] <.10%, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

Example 4--N equals less than 6 months to maturity
-------------------------- -------------------------
Deposit                    $25,000 on November 1,
                           1996

-------------------------- -------------------------
-------------------------- -------------------------
Maturity date              December 31, 2005
-------------------------- -------------------------
-------------------------- -------------------------
Interest Guarantee Period  10 years

-------------------------- -------------------------
-------------------------- -------------------------
i                          assumed to be 6.15%
-------------------------- -------------------------
-------------------------- -------------------------
Surrender date             July 1, 2005
-------------------------- -------------------------
-------------------------- -------------------------
j                          7.00%
-------------------------- -------------------------
-------------------------- -------------------------
Amount surrendered         $10,000
-------------------------- -------------------------
-------------------------- -------------------------
N                          5
-------------------------- -------------------------

MVAF   = {[(1 + i)/(1 + j + .10%)]N/12} - 1
       = {[1.0615/1.071]5/12} - 1
       = .99629 - 1
       = -.00371

However, N<6, so MVAF = 0

MVA    = (amount transferred or surrendered) x MVAF = $10,000 x 0 = $0

Surrender Value = (amount transferred or surrendered + MVA)
       = ($10,000 + $0)
       = $10,000

-------------------------------------------------------------------------------
Appendix C--Net Investment Factor

The Net Investment  Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus

2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflect the investment performance of the Portfolio as well as the payment of Portfolio expenses.

--------

1 The Contract Owner Transaction Expenses apply to each Contract, regardless of how the Annuity Account Value is allocated. The Annual Expenses do not apply to the Guarantee Period Fund.

2The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000. If your Annuity Account Value falls below $50,000 due to a withdrawal, the Contract Maintenance Charge will be reinstated until such time as your Annuity Account Value is equal to or greater than $50,000.

3The Portfolio Annual Expenses and these examples are based on data provided by the Portfolios. Great-West has no reason to doubt the accuracy or completeness of that data, but Great-West has not verified the Portfolios' figures. In preparing the Portfolio Expense table and the Examples above, Great-West has relied on the figures provided by the Portfolios.




                                         PART B

                                  INFORMATION REQUIRED IN A
                              STATEMENT OF ADDITIONAL INFORMATION






                               VARIABLE ANNUITY-1 SERIES ACCOUNT



                                        Contracts Under
                                  Flexible Premium Deferred

                       Combination Variable and Fixed Annuity Contracts

                                           issued by


                          Great-West Life & Annuity Insurance Company
                                     8515 E. Orchard Road

                                   Englewood, Colorado 80111
               Telephone:    (800) 468-8661 (Outside Colorado)
                                   (800) 547-4957 (Colorado)





                              STATEMENT OF ADDITIONAL INFORMATION







   This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2000, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.


                                   May 1, 2000


                                       TABLE OF CONTENTS

                                                                       Page

GENERAL INFORMATION....................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT............................B-3
CALCULATION OF ANNUITY PAYMENTS........................................B-3
POSTPONEMENT OF PAYMENTS...............................................B-4
SERVICES...............................................................B-4
        - Safekeeping of Series Account Assets.........................B-4
        - Experts......................................................B-4
        - Principal Underwriter........................................B-5
WITHHOLDING............................................................B-5
CALCULATION OF PERFORMANCE DATA........................................B-6
FINANCIAL STATEMENTS...................................................B-7

                                      GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                          GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company, a stock life insurance company incorporated under the laws of Canada. The Great-West Life Assurance Company is in turn owned 100% by Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is owned 80.9% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account

        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Duff & Phelps Corporation has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                                CALCULATION OF ANNUITY PAYMENTS

        A.     Fixed Annuity Options

               The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payment Commencement Date, the Annuity Account Value held in the Fixed Sub-Account(s), with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

        B.     Variable Annuity Options

               To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each of Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

               The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                                   POSTPONEMENT OF PAYMENTS

               With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                           SERVICES

        A.     Safekeeping of Series Account Assets

               The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

        B.     Experts

               The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202.


               The consolidated financial statements of GWL&A at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


        C.     Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

                                          WITHHOLDING

               Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

               Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                                CALCULATION OF PERFORMANCE DATA

A.      Yield and Effective Yield Quotations for the Money Market Sub-Account
        ---------------------------------------------------------------------

        The yield quotation for the Money Market Sub-Account will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                      EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

        For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield.

B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)
--------------------------------------------------------------------------------

        The total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for the one-year period. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n = ERV

        Where:        P =    a hypothetical initial payment of $1,000
                      T =    average annual total return
                      N =    number of years
                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value , and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


        The yield quotations for these Sub-Accounts set forth in the Prospectus are based on the thirty-day period ended on December 31, 1999, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


                                  YIELD = 2[((a-b)cd +1)6 -1]

Where:        a =    net investment income earned during the period by the  corresponding  portfolio of the Fund attributable to shares owned by the Sub-Account.
              b =    expenses accrued for the period (net of reimbursements).
              c =    the average daily number of Accumulation Units outstanding during the period.
              d =    the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Sub-Accounts' mean account size.

                                     FINANCIAL STATEMENTS


        The consolidated financial statements of GWL&A incorporated by reference into the prospectus should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.


                               VARIABLE ANNUITY-1 SERIES ACCOUNT

                              Financial Statements




VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

------------------------------------------------------------------------------------------------------------------------------------


ASSETS
Investments in underlying funds:                                                        Shares          Cost             Value
                                                                                        ------          -----            -----

Alger American Fund                     American Growth Portfolio                                   $  47,438,012    $  54,500,967
                                                                                          846,551
Alger American Fund                     American Small-Cap Portfolio                                     2,826,886
                                                                                           66,252                        3,653,819
American Century VP Funds               VP Capital Appreciation
                                                                                           86,823         826,998        1,288,455
American Century VP Funds               VP International                                               11,209,677       14,258,934
                                                                                        1,140,715
Bankers Trust Funds                     EAFE Equity Index Fund                                           1,819,919
                                                                                          142,273                        1,934,910
Bankers Trust Funds                     Small Cap Index Fund                                             2,191,587
                                                                                          205,366                        2,384,304
Baron Funds                             Capital Asset Fund                                               4,952,692
                                                                                          321,681                        5,717,169
Berger Funds                            IPT Small Company Growth Fund                                  20,106,547       27,998,388
                                                                                        1,190,914
Dreyfus Family of Funds                 VIF Capital Appreciation Fund                                    2,358,704
                                                                                           61,933                        2,469,275
Dreyfus Family of Funds                 VIF Growth & Income Fund
                                                                                           20,541         504,623          523,373
Federated Services Company              American Leaders Fund II                                       23,812,258       24,373,694
                                                                                        1,170,687
Federated Services Company              Fund for U.S. Government Securities II                         32,554,126       31,642,758
                                                                                        2,996,473
Federated Services Company              Utility Fund II                                                  3,946,370
                                                                                          275,828                        3,958,129
INVESCO Variable Investment Funds       High Yield Portfolio                                           27,089,040       26,397,830
                                                                                        2,292,575
INVESCO Variable Investment Funds       Industrial Income Portfolio                                    27,356,788       30,339,113
                                                                                        1,444,032
INVESCO Variable Investment Funds       Total Return Portfolio                                           7,918,033
                                                                                          480,137                        7,480,360
Janus Aspen Funds                       Aggressive Growth Portfolio                                      8,494,000      15,063,430
                                                                                          252,361
Janus Aspen Funds                       Flexible Income Portfolio                                        8,461,381
                                                                                          728,554                        8,320,085
Janus Aspen Funds                       Growth Portfolio                                               59,816,823       81,114,507
                                                                                        2,410,534
Janus Aspen Funds                       International Growth Portfolio                                 11,115,873       13,044,467
                                                                                          337,328
Janus Aspen Funds                       Worldwide Growth Portfolio                                     76,007,239      110,628,877
                                                                                        2,316,835
Lexington Management Corp               Emerging Markets Fund                                            1,134,392
                                                                                          151,338                        1,938,636
Montgomery Funds                        Variable Series Growth Fund                                      6,183,880
                                                                                          361,210                        6,642,648
Prudential Series Fund Inc.             Equity Portfolio
                                                                                           10,942         347,326          316,433
Safeco                                  RST Equity Portfolio                                           17,155,416       16,950,321
                                                                                          546,432
Safeco                                  RST Growth Portfolio                                             1,543,123
                                                                                           78,787                        1,772,719
Schwab                                  MarketTrack Growth Portfolio II                                  8,615,375
                                                                                          601,980                        9,529,346
Schwab                                  Money Market Portfolio                        113,840,114     113,840,114      113,840,114
Schwab                                  S&P 500 Portfolio                                              92,408,695      114,298,569
                                                                                        5,376,226
Scudder Funds                           Capital Growth Fund A                                            2,131,776
                                                                                           80,665                        2,349,768
Scudder Funds                           Growth & Income Fund A
                                                                                           52,480         567,236          575,181
SteinRoe Funds                          Special Venture Fund                                             2,217,654
                                                                                          161,918                        3,265,877
Strong Capital Mgmt Inc.                Discovery Fund II
                                                                                           64,923         658,965          738,825
Strong Capital Mgmt Inc.                VF Schafer Value Fund
                                                                                           89,183         872,714          813,353
Van Eck Investment Trust                Worldwide Hard Assets Fund                          21936
                                                                                                          234,259          240,421
Van Kampen American Capital L.I.T.      Morgan Stanley Real Estate Securities                            3,283,517
                                                                                                   ---------------
                                        Portfolio                                         249,192                        3,082,511
                                                                                                                         ---------

Total Investments                                                                                    $632,002,018      743,447,566

Other assets and liabilities:
Premiums Due and Accrued

                                                                                                                           746,319
Due to First Great-West Life & Annuity Insurance Company
                                                                                                                          (300,607)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 4)                                                        $743,893,278
                                                                                                                     =============


See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
            YEAR ENDED DECEMBER 31, 1999


                                                                        American
                                        Alger     Alger       Century VP   American    Bankers       Bankers
                                      American    American     Capital    Century VP  Trust EAFE  Trust Small   Baron
                                       Growth     Small-Cap  Appreciation International Equity     Cap Index     Capital
                                      Portfolio   Portfolio                           Index Fund      Fund     Asset Fund
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division    Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                     $           $           $                        $  87,081     $100,769   $  48,426
                                       3,245,892    735,785           -   $
                                                                                    -

EXPENSES - mortality and expense                                   8,462                                8,727      23,511
                                     ------      --------    ------------ ------      ------      ------------  ---------
risks: (Note 3)                          337,801     38,799                    82,946      6,448
                                         --------    -------                   -------     -----

NET INVESTMENT INCOME (LOSS)                                     (8,462)                  80,633       92,042      24,915
                                     ---         ------      -----------  -----       -----------  -----------  ---------
                                       2,908,091    696,986                   (82,946)
                                       ----------   --------                  --------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            4,703,329    683,422     138,330     3,225,176    169,851       24,251     (47,187)

  Net change in unrealized
appreciation
   (depreciation) on investments                                381,250                  114,991      192,717     764,477
                                     ---         ----        -----------  --          -----------   ----------  ---------
                                       3,879,533   (124,124)                2,699,939
                                       ----------  ---------                ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                        519,580                  284,842      216,968     717,290
                                     ---         -----       -----------  --          -----------   ----------  ---------
                                       8,582,862    559,298                 5,925,115
                                       ----------   --------                ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $11,490,953  $1,256,284    $511,118    $5,842,169   $365,475     $309,010    $742,205
                                     ============ ===========  ==========   ===========  =========    =========  =========







See notes to financial statements.                                                                             (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

-------------------------------------------------------------------------------------------------------------------------


                                                  Dreyfus                 Federated   Federated
                                      Berger         VIF      Dreyfus     American    Fund for                INVESCO
                                      IPT Small    Capital   VIF Growth    Leaders      U.S.      Federated   VIF High
                                       Company   Appreciation & Income     Fund II   Government    Utility      Yield
                                       Growth       Fund        Fund                 Securities    Fund II    Portfolio
                                        Fund                                             II
                                     Investment  Investment  Investment  Investment  Investment  Investment  Investment
                                      Division    Division    Division    Division    Division    Division    Division
                                     ------------------------------------------------------------------------------------

INVESTMENT INCOME                                   $ 22,486     $17,062  $2,669,483 $1,333,324   $ 392,670
                                     $                                                                       $1,744,677
                                               -

EXPENSES - mortality and expense                      11,101       1,874                             43,328
                                     --------      ----------  --------------        -----       ----------
risks: (Note 3)                           79,055                             224,140    248,378                 204,498
                                          -------                            --------   --------                -------

NET INVESTMENT INCOME (LOSS)                          11,385      15,188                            349,342
                                     -------       ----------    ----------          --           ---------
                                         (79,055)                          2,445,343  1,084,946               1,540,179
                                         --------                          ---------- ----------              ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            2,440,028      (7,535)        517   1,843,925   (127,836)     (7,804) (1,461,371)

  Net change in unrealized
appreciation
   (depreciation) on investments                     110,571      18,750                           (384,504)
                                     ---           ----------   -----------          --          -----------
                                       7,015,363                          (2,845,838)(1,350,525)              1,697,681
                                       ----------                         ----------------------              ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                             103,036      19,267                           (392,308)
                                     ---           ----------   -----------          -           -----------
                                       9,455,391                          (1,001,913)(1,478,361)                236,310
                                       ----------                         ----------------------                -------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                  $114,421     $34,455             $ (393,415)  $ (42,966)
                                     =              =========   ==========           =========== ===========
                                      $9,376,336                          $1,443,430                         $1,776,489
                                      ===========                         ===========                        ==========





See notes to financial statements.                                                                           (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

-------------------------------------------------------------------------------------------------------------------------


                                      INVESCO                    Janus     Janus                      Janus     Janus
                                         VIF      INVESCO       Aspen        Aspen     Janus         Aspen     Aspen
                                     Industrial   VIF Total   Aggressive   Flexible      Aspen    InternationalWorldwide
                                       Income      Return       Growth      Income      Growth       Growth    Growth
                                      Portfolio   Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division   Division
                                     ------------------------------------------------------------------------------------

INVESTMENT INCOME                     $            $207,041  $   510,769     $324,330  $           $            $
                                         518,266                                         380,817        5,198     121,343

EXPENSES - mortality and expense                    109,480                    28,291
                                     -----       ----------- -----          ---------
risks: (Note 3)                          237,684                 114,508                 422,861       27,685     584,266
                                         --------                --------                --------      -------    -------

NET INVESTMENT INCOME (LOSS)                                                  296,039
                                     -----       ------      ------          --------
                                         280,582     97,561      396,261                 (42,044)     (22,487)   (462,923)
                                         --------    -------     --------                --------     --------   ---------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                            2,196,382  1,064,606    5,455,243      (28,763) 4,896,811    2,712,325  10,089,158

  Net change in unrealized
appreciation
   (depreciation) on investments
                                       1,049,479 (1,145,466)   4,373,621     (141,296)14,809,266    1,928,594  30,998,850
                                       ---------------------   ----------    --------------------   ---------- ----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                                                            4,640,919
                                     --          -----       ---          ---         --          -----------
                                       3,245,861    (80,860)   9,828,864     (170,059)19,706,077               41,088,008
                                       ----------   --------   ----------    --------------------              ----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $3,526,443    $16,701                 $ 125,980 $19,664,033  $4,618,432  $40,625,085
                                      ===========  ========= =             =================================== ===========
                                                              $10,225,125




See notes to financial statements.                                                                           (Continued)





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------


                                                              Montgomery                                        Schwab
                                      Lexington                Variable                            Safeco RST  MarketTrack
                                      Emerging   Montgomery    Series:                 Safeco        Growth      Growth
                                       Markets    Variable   InternationalPrudential  RST Equity   Portfolio    Portfolio
                                        Fund       Series:    Small-Cap     Equity     Portfolio                   II
                                                   Growth        Fund      Portfolio
                                                    Fund
                                     Investment  Investment   Investment  Investment  Investment   Investment  Investment
                                      Division    Division     Division    Division    Division     Division    Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                     $           $                        $           $           $            $
                                           8,502     74,452  $                 33,511     899,802           -     665,509
                                                                       -

EXPENSES - mortality and expense                                                1,229                   6,255
                                     -------     -------     ------------------------------        ----------
risks: (Note 3)                           18,160     58,210           -                   152,578                  61,458
                                          -------    -------          --                  --------                 ------

NET INVESTMENT INCOME (LOSS)                                                   32,282                  (6,255)
                                     -------     --------    ------------------------------        -----------
                                          (9,658)    16,242           -                   747,224                 604,051
                                          -------    -------          --                  --------                -------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
investments                              799,002    627,588           47       (5,125)  1,789,023      (9,390)    268,428

  Net change in unrealized
appreciation
   (depreciation) on investments                                              (30,893)                229,596
                                     -----       ------      ------------- -------------           ----------
                                         786,926    499,957          (24)              (1,131,989)                513,029
                                         --------   --------         ----              -----------                -------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                                      (36,018)                220,206
                                     --          ---         --------------------------------      ----------
                                       1,585,928  1,127,545           23                  657,034                 781,457
                                       ---------- ----------          ---                 --------                -------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                                          $  (3,736)               $213,951  $1,385,508
                                     =           =           =             ============             ========== ==========
                                      $1,576,270  $1,143,787  $ 23                      $1,404,258
                                      ========== =========== =============             ==========






See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------


                                      Schwab                                  Scudder    SteinRoe    Strong     Strong VF
                                        Money     Schwab        Scudder      Growth &     Special   Discovery    Schafer
                                       Market      S&P 500      Capital    Income Fund    Venture    Fund II   Value Fund
                                      Portfolio   Portfolio   Growth Fund       A          Fund
                                                                               A
                                     Investment  Investment   Investment    Investment  Investment  Investment Investment
                                      Division    Division     Division      Division    Division    Division   Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                                 $                                                 $           $
                                      $4,711,697    838,785  $             $            $             288,532     31,776
                                                                       -             -            -

EXPENSES - mortality and expense                                                 2,097
                                     -----       ------      --------      -----------
risks: (Note 3)                          858,820    810,298        5,157                     33,099    11,227      3,824
                                         --------   --------       ------                    -------   -------     -----

NET INVESTMENT INCOME (LOSS)                                                    (2,097)
                                     --          --------    -------       ------------
                                       3,852,877     28,487       (5,157)                   (33,099)  277,305     27,952
                                       ----------    -------      -------                   --------  --------    ------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on                                                                                    (58,886)
investments                                    -  5,596,306       80,725        (6,473)  (1,464,596) (228,015)

  Net change in unrealized
appreciation
   (depreciation) on investments                                  217,992        7,945                            (59,361)
                                     ----------------        ------------- ------------ ---         --         -----------
                                              -  11,160,045                               2,536,469  (133,237)
                                              -- -----------                              ---------- ---------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                                         298,717         1,472                           (118,247)
                                     ----------------        ------------  ------------ ---         --         -----------
                                              -  16,756,351                               1,071,873  (361,252)
                                              -- -----------                              ---------- ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS                $             $293,560     $    (625)              $         $  (90,295)
                                     =           ===           ==========   =========== =           ====       ===========
                                      $3,852,877 16,784,838                              $1,038,774   (83,947)
                                      ======================                             ===========  ========







See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER  31, 1999

---------------------------------------------------------------------------------------------------------------------------

                                                                      Van Kampen
                                                       American Capital
                                          Van Eck      L.I.T. - Morgan        Total
                                      Worldwide Hard     Stanley Real       Variable
                                       Assets Fund    Estate Securities    Annuity - 1
                                                                       Portfolio
                                        Investment        Investment     Series Account
                                         Division          Division
                                     --------------------------------------------------------------------------------------

INVESTMENT INCOME                         $  19,332       $  152,191     $ 20,189,508

EXPENSES - mortality and expense              7,139           23,711          4,897,105
                                     ---------------   --------------    --------------
risks: (Note 3)

NET INVESTMENT INCOME (LOSS)                 12,193          128,480        15,292,403
                                       -------------    -------------    -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on                                             45,416,515
investments                                  48,183           16,840

  Net change in unrealized
appreciation
   (depreciation) on investments            159,698         (293,979)        78,505,503
                                       -------------    -------------    --------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:                    207,881         (277,139)      123,922,018
                                        ------------     ------------    -------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS        $ 220,074       $ (148,659)    $139,214,421
                                         ===========     ============    ============







See notes to financial statements.                                                                             (Continued)






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
---------------------------------------------------------------------------------------------------------------------------


                               Alger American      Alger American    American Century    American Century   Bankers Trust
                              Growth Portfolio       Small-Cap          VP Capital       VP International    EAFE Equity
                                                     Portfolio         Appreciation                          Index Fund
                             Investment Division    Investment      Investment Division    Investment        Investment
                                                      Division                               Division         Division
                               1999      1998      1999     1998      1999      1998      1999     1998      1999    1998
                               ----      ----      ----     ----      ----      ----      ----     ----      ----    ----
                                                                                                             (1)
FROM OPERATIONS:
Net investment income        $          $        $         $         $         $         $       $          $
(loss)                       2,908,091 1,515,263   696,986  534,220    (8,462)   24,459   (82,946) 249,519    80,633$
                                                                                                                         -
Net realized gain (loss)     4,703,329   452,276   683,422 (633,481)  138,330           3,225,176  687,898               -
on investments                                                                 (124,250)                     169,851
Net change in unrealized
appreciation (depreciation)                                                                      ___271,825___114,99_____-
                             ---       -----     ----     --        ------    --        ---      -------------------------
in investments             3,879,533 3,017,504 (124,124) 1,014,178   381,250  127,955  2,699,939
                             -------------------- ------------------  --------  -----------------

Increase (decrease) in net
assets resulting from                                                            28,164                    ___365,47_____-
                             --        -----     ---      -----     ------       ----------      ----      ---------------
operations                 11,490,953 4,985,043  1,256,284  914,917   511,118           5,842,169 1,209,242
                             ------------------------------ --------  --------          ------------------

FROM UNIT TRANSACTIONS:

Purchase payments            1,791,766 1,283,536   135,079  367,459         7    22,713   161,631  388,646    64,759
                                                                                                                         -

Redemptions                  (1,930,065)(420,846) (312,121)(146,722)             (6,516) (544,982)(145,924)   (3,240)    -
                                                                       (109,227)

Net transfers                                                                                              _1,510,014-
                             --        --        --       ---       --------------      -------  ----      ---------------
                          18,831,036 13,314,636 (5,643,723) 3,319,767     435    83,020   658,360 3,011,895
                             ---------------------------------------      ----   -------  ----------------

Increase (decrease) in net
assets resulting from unit                                                                                 _1,571,533_____-
                             --        --        --       ---       -----     ----      -------  ----      ---------------
transactions               18,692,737 14,177,326 (5,820,765) 3,540,504  (108,785)   99,217   275,009 3,254,617
                             --------------------------------------- ---------   -------  ----------------

INCREASE (DECREASE) IN NET 30,183,690 19,162,369         4,455,421   402,333   127,381 6,117,178          1,937,008_____-
ASSETS                                           (4,564,481)                                     4,463,859

NET ASSETS:
 Beginning of period
                           24,487,380 5,325,011 8,216,845 3,761,424   885,624   758,243 8,146,750 3,682,891        -     -
                             ---------------------------------------  --------  ---------------------------       --    -
 End of period                                                                                             $1,937,008
                             =         =         =        =         =         =         =        =         ==========
                          $54,671,070 $24,487,380 $3,652,364 $8,216,845 $1,287,957 $885,624 $14,263,928 $8,146,750             -
                           ===============================================================================            =


                              (1)  The Investment Division commenced operations on May 3, 1999.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------------------------------------------------

                                 Bankers Trust                       Berger IPT Small     Dreyfus VIF      Dreyfus VIF
                                Small-Cap Index    Baron Capital      Company Growth        Capital      Growth & Income
                                      Fund           Asset Fund            Fund        Appreciation Fund       Fund
                                  Investment        Investment         Investment         Investment       Investment
                                    Division          Division           Division          Division          Division
                                  1999    1998     1999      1998     1999      1998     1999     1998     1999    1998
                                  ----    ----     ----      ----     ----      ----     ----     ----     ----    ----
                                  (1)               (1)                                   (1)              (1)
FROM OPERATIONS:
Net investment income (loss)     $                $                  $         $        $                 $
                                  92,042 $         24,915  $         (79,055)  (27,774)  11,385  $         15,188 $
                                               -                 -                                     -                -
Net realized gain (loss) on       24,251       -  (47,187)       -  2,440,028            (7,535)       -      517       -
investments                                                                   (592,795)
Net change in unrealized
appreciation (depreciation)      192,717 _  ___-           _  ___-  __7,015,363___887,877___110,571_  ___- __18,750 _  ___-
                                 --------------------      -------- -----------------------------------------------------
  in investments                                  764,477
                                                  -------

Increase (decrease) in net
assets resulting                 309,010 __  __-           __  __-  __9,376,336___267,308___114,421__  __- __34,455 __  __-
                                 --------------------      -------- -----------------------------------------------------
From operations                                   742,205
                                                  -------

FROM UNIT TRANSACTIONS:

Purchase payments                 32,174       -                 -   231,517   285,076  105,558        -    4,181       -
                                                   42,286

Redemptions                                    -                 -                      (26,714)       -     (496)      -
                                  (8,271)        (142,057)          (354,145)  (74,936)

Net transfers                   2,035,607_  ___-           _  ___-  _13,055,611        __2,320,10_  ___- __495,976_  ___-
                                -------------------        -------- -----------------------------------------------------
                                                 5,080,223                    3,766,758
                                                 ----------                   ---------

Increase (decrease) in net
assets resulting from unit      2,059,510_  ___-           _  ___-  _12,932,983  3,976,898 __2,398,947_  ___- __499,661_  ___-
                                -------------------        -------- -----------------------------------------------------
transactions                                     4,980,452
                                                 ---------

INCREASE (DECREASE) IN NET      2,368,520      - 5,722,657       -  22,309,319 4,244,206 2,513,368       -  534,116       -
ASSETS

NET ASSETS:
 Beginning of period            ________-__  __-           __  __-                     ________- __  __- _______- __  __-
                                ----------------------------------- -----     -        ----------------------------------
                                                       -            5,958,657 _1,714,451
                                                       --           --------------------
 End of period                           $                 $                                     $                $
                                =        ==========        ==========         =        =         ==========       =
                                $2,368,520    -  $5,722,657     -   $28,267,976 $5,958,657 $2,513,368     -  $534,116      -
                                ===========   == ===========    ==  ==============================    == =========     =


                                 (1)  The Investment Division commenced
                                operations on May 3, 1999.

See notes to financial statements.






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                 Federated     Federated Fund for                     INVESCO VIF High      INVESCO VIF
                             American Leaders    U.S. Government       Federated       Yield Portfolio   Industrial Income
                                  Fund II         Securities II     Utility Fund II                          Portfolio
                                Investment     Investment Division    Investment     Investment Division    Investment
                                 Division                              Division                               Division
                               1999      1998     1999      1998     1999     1998      1999     1998      1999     1998
                               ----      ----     ----      ----     ----     ----      ----     ----      ----     ----

FROM OPERATIONS:
Net investment income         $        $        $         $         $        $        $         $         $       $
(loss)                       2,445,343 1,275,149 1,084,946   59,400  349,342  129,830  1,540,179 2,430,121  280,582 1,059,173
Net realized gain (loss)     1,843,925 1,095,645           702,635   (7,804) 107,360                     2,196,382
on investments                                  (127,836)                             (1,461,371)(428,438)          772,045
Net change in unrealized
appreciation (depreciation)  (2,845,838) 1,061,906 (1,350,525) 180,590 (384,504) 217,393 1,697,681 (1,804,052) 1,049,052 963,841
                             ------------------------------------------------------------------------------------------------
in investments


Increase (decrease) in
net assets
resulting from operations   1,443,430 3,432,700   (393,415) 942,625  (42,966)  454,583  1,776,489  197,631  3,526,443  2,795,059
---------------------------- --------------------------------- ---------------------- ----------------------

FROM UNIT TRANSACTIONS:


Purchase payments             369,617  1,512,001 584,681   928,399   78,981  153,017   530,886 1,461,264  497,978 1,006,911

Redemptions                                                                                     (576,318)
                          (1,323,824)(1,042,797)(2,040,836((700,215)(425,974)(146,119) (741,035)          (1,238,202)(545,102)

Net transfers            (4,259,742) 4,709,549__9,070,226 _14,518,744      __3,295,579 __2,105,390__5,121,598 __2,630,329__4,758,483
                          ----------------------------------------------   --------------------------------------------------------
                                                                      (1,477,377)

Increase (decrease)
 in net assets
resulting from unit
transactions              (5,213,949) 5,178,753  7,614,071  14,746,928 (1,824,370) 3,302,477 1,895,241  6,006,544 1,890,105
                                                                                                                          5,220,292
                         ----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE)
 IN NET ASSETS                      8,611,453   7,220,656  15,689,553            3,757,060  3,671,730  6,204,175 5,416,548 8,015,351
                          (3,770,519)                                (1,867,336)

NET ASSETS:
 Beginning of period    28,116,787 19,505,334 24,427,011            5,852,194 2,095,134 22,654,325 16,450,150 24,882,317 16,866,966
                       ---------------------------------------      ---------------------------------------------------------------
                                                         8,737,458


 End of period        $24,346,268 $28,116,787 $31,647,667 $24,427,011
                                                                 $3,984,858 $5,852,194 $26,326,055 $22,654,325 $30,298,865
                                                                                                                         $24,882,317
                  =================================================================== =============================================



                              (1)  The Investment Division commenced operations on
                             May 3, 1999.
See notes to financial statements.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------


                             INVESCO VIF Total     Janus Aspen        Janus Aspen        Janus Aspen        Janus Aspen
                              Return Portfolio  Aggressive Growth   Flexible Income        Growth          International
                                                    Portfolio          Portfolio          Portfolio      Growth Portfolio
                                Investment         Investment         Investment         Investment     Investment Division
                                  Division           Division           Division          Division
                               1999      1998     1999      1998     1999     1998      1999     1998      1999     1998
                               ----      ----     ----      ----     ----     ----      ----     ----      ----     ----
                                                                     (1)                                   (1)
FROM OPERATIONS:
Net investment income         $        $        $         $        $                  $      $1,194,672 $            $
(loss)                         97,561   590,299  396,261 (46,879)  296,039  $         (42,044)           (22,487)
                                                                                  -

Net realized gain (loss)                650,577 5,455,243   746,122               -   4,896,811  973,919 2,712,325      -
on investments               1,064,606                             (28,763)


Net change in unrealized
appreciation (depreciation)  (1,145,466)(57,794) 4,373,621  1,845,886
                                                                   (141,296)         14,809,266 5,062,134  1,928,594
                             ------------------------------------------------------   ----------------------------------
in investments


Increase (decrease)
in net assets
resulting from operations     16,701  1,183,082  10,225,125  2,545,129  25,980       19,664,033  7,230,725  4,618,432   -
                            -------------------------------------------------------- -------    ------------------------- ------


FROM UNIT TRANSACTIONS:

Purchase payments             432,283   923,656  271,439    261,023 113,050        -   1,737,688  1,557,984   35,060       -


Redemptions                            (302,488)                                  -
                             (710,138)          (1,430,381)(196,273)(45,177)           (2,425,577)(581,338) (23,134)      -



Net transfers               (9,536,115) 2,988,454 (5,178,011) 4,901,198 8,152,717       _29,235,580 8,356,386 8,543,662  _____-
                   ----------------------------------------------------- -------    ---------------------------------- ------


Increase (decrease)
 in net assets
resulting from unit
 transactions              (9,813,970) 3,609,622 (6,336,953) 4,965,948  8,220,590 -    28,547,691 9,333,032  8,555,588  _____-
                          -------------------------------------------------- -------    ---------------------------------- ------

INCREASE (DECREASE)
 IN NET ASSETS            (9,797,269)          3,888,172                         -               16,563,757  13,174,020        -
                                     4,792,704             7,511,077  8,346,570        48,211,724

NET ASSETS:
 Beginning of period      17,274,519 12,481,815 11,169,275  3,658,198                   33,241,649   16,677,892
                          -------------------------------------------------------  -------    ---------------------------   ------
 End of period           $7,477,250 $17,274,519 15,057,447 $11,169,275 $8,346,570 $ -  $81,453,373  $33,241,649  $3,174,020 $ -
                          =================================================================== ===================================


                              (1)  The Investment Division commenced operations on May 3,
                             1999.

See notes to financial statements.








VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                                Janus Aspen    Lexington Emerging      Montgomery         Montgomery      Prudential Equity
                             Worldwide Growth     Markets Fund      Variable Series:   Variable Series:       Portfolio
                                 Portfolio                            Growth Fund        International
                                                                                        Small-Cap Fund
                                Investment     Investment Division    Investment      Investment Division    Investment
                                 Division                               Division                              Division
                               1999     1998      1999     1998      1999     1998      1999      1998     1999     1998
                               ----     ----      ----     ----      ----     ----      ----      ----     ----     ----
                                                                                                            (1)
FROM OPERATIONS:
Net investment income        $        $         $        $         $        $         $        $          $       $
(loss)                       (462,923) 1,404,095 (9,658)  155,915   16,242   (4,010)      -      7,387    32,282       -

Net realized gain (loss)    10,089,155 5,319,970 799,002                     128,427        47  (669,136)               -
on investments                                           (1,292,668)627,588                                (5,125)

Net change in unrealized
appreciation (depreciation) 30,998,850 2,538,860 786,926  436,953            (114,193)  (24)    639,595   (30,893)      -
                            -----------------------------------------      -----------  ---------------- --------------
in investments                                                      499,957
                                                                    -------

Increase (decrease) in net
assets resulting from                 __9,262,925__1,576,270_(699,800)         10,224     __23 __(22,154) __(3,736)_____-
                             ----     -------------------------------       ----------    --------------- --------------
operations                   40,625,085                            1,143,787
                             -----------                           ---------

FROM UNIT TRANSACTIONS:

Purchase payments                     3,374,712   35,968  123,730            722,954         -   84,813       572       -
                             1,906,431                              296,960


Redemptions                           (1,790,811)                                         (126) (102,208)               -
                             (3,123,656)        (539,900)(107,025) (297,599)(487,587)                      (1,098)


Net transfers                         _19,622,729 (804,133)(432,184)         __(643,413) _ __-             __323,764_____-
                                      ------------------------------        ----------- ------ -          --------------
                             _14,303,510                           (2,615,141)                 (2,021,840)
                             ------------                          -----------                 -----------

Increase (decrease) in net
assets resulting from unit   _13,086,285  21,206,630 (1,308,065)(415,479)       __(408,046)  _(126)           __323,238___-
                             ----------------------------------------       -----------  --------         --------------
transactions                                                       (2,615,780)                    (2,039,235)
                                                                   -----------                    -----------

INCREASE (DECREASE) IN NET   53,711,370          268,205                                     (103)               319,502       -
ASSETS                                30,469,555     (1,115,279)(1,471,993)(397,822)              (2,061,389)


NET ASSETS:
 Beginning of period                  _27,867,556                                                                 _____-
                             --       -------------
                             _58,337,111        1,669,660 2,784,939 8,097,350 8,495,172      103   2,061,492       -
                             ------------       --------------------------------------     --------------      -

 End of period             $112,0481 $58,337,111 $1,937,865 $1,669,660 $6,625,357 $8,097,350
                           =================================================================
                                                                                             103   319,502      -
                                                                                              ==      ====

                              (1)  The Investment Division commenced operations on May
                             3, 1999.

See notes to financial statements.






VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                             Safeco RST Equity    Safeco RST    Schwab MarketTrack  Schwab Money Market   Schwab S&P 500
                                 Portfolio          Growth      Growth Portfolio II      Portfolio           Portfolio
                                                   Portfolio
                                Investment        Investment    Investment Division Investment Division Investment Division
                                  Division         Division
                               1999     1998      1999    1998     1999      1998     1999      1998      1999      1998
                               ----     ----      ----    ----     ----      ----     ----      ----      ----      ----
                                                  (1)
FROM OPERATIONS:
Net investment income        $        $         $        $      $          $        $         $         $         $
(loss)                        747,224   716,593   (6,255)      -  604,051   129,202 3,852,877 2,615,255    28,487 (116,657)

Net realized gain (loss)     1,789,023  132,269   (9,390)      -  268,428   308,226         -            5,596,306 3,270,918
on investments

Net change in unrealized
appreciation (depreciation)  (1,131,989) 1,171,030 229,596    -             114,738 ________- _________ 11,160,04  8,167,700
                             ------------------------------------           -------------------------------------------------
in investments                                                  __513,029
                                                               ---------

Increase (decrease) in net
assets resulting from        _1,404,258__2,019,892___213,951_____-                               __2,615,255         _11,321,961
                             -------------------------------------         -----    -----     ---------------     -----------
operations                                                      1,385,508   552,166 3,852,877           16,784,838
                                                                ----------  ------------------          ----------

FROM UNIT TRANSACTIONS:


Purchase payments                                 24,551       -  205,797   265,743 188,630,192 172,028,684 3,669,430
                              526,588   844,486                                                                   3,599,256


Redemptions                                                    - (354,823)
                             (1,960,507)(350,149) (14,790)                  (108,929)(34,687,797)(15,631,612)(6,206,767)(2,516,402)


Net transfers              __(158,436)_10,375,678 _1,556,658  _____-   _1,879,981  2,068,270                 28,454,339 _30,015,102
                             ---------------------------------- -------  --------- ----------              ----------------------
                                                                                        (118,520,305)(129,483,500)

Increase (decrease)
 in net  assets
resulting from unit        _(1,592,355)_10,870,015 _1,566,419  _____-                                      _25,917,002 _31,097,956
                           ---------------------------------- -------    ---       --------     ---         -----------------------
transactions                                                       1,730,955   2,225,084 35,422,090  26,913,572
                                                                    ----------  --------------------- ----------

INCREASE (DECREASE)
 IN NET                    (188,097)12,889,907   1,780,370 -   3,116,463   2,777,250 39,274,967  29,528,827   42,701,840 42,419,917
ASSETS


NET ASSETS:
 Beginning of period       17,116,046 4,226,139 ______- _____-  6,415,509  3,638,259 72,691,549  43,162,722  71,643,854
                           ---------------------------------  -------  -----------  ----------------------------------------------
                                                                                                                         29,223,937

 End of period           $16,927,949 $17,116,046 $1,780,370 $   $9,531,972 $6,415,509
                                                                                   $111,966,516 $72,691,549 $114,345,694 $71,643,854
                           =========================================== =========== ==============================================
                                                                          -


                              (1)  The Investment Division commenced
                             operations on May 3, 1999.

See notes to financial statements.





VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998
----------------------------------------------------------------------------------------------------------------------------

                              Scudder Capital    Scudder Growth &   SteinRoe Special   Strong Discovery   Strong VF Schafer
                                   Growth         Income Fund A         Venture             Fund II          Value Fund
                                   Fund A                                 Fund
                                Investment         Investment         Investment      Investment Division    Investment
                                  Division           Division           Division                              Division
                               1999      1998     1999     1998      1999      1998     1999      1998     1999      1998
                               ----      ----     ----     ----      ----      ----     ----      ----     ----      ----
                                (1)               (1)                                                       (1)
FROM OPERATIONS:
Net investment income        $                   $                 $         $        $         $        $         $
(loss)                          (5,157)$          (2,097)$          (33,099)  820,757   277,305    14,317  27,952        -
                                             -                 -
Net realized gain (loss)        80,725       -    (6,473)      -             (1,156,854)           60,416 (58,886)       -
on investments                                                     (1,464,596)         (228,015)
Net change in unrealized
appreciation (depreciation)  ___217,992_____-    __7,945 _____-              (1,246,798)(133,237)___116,065(59,361) _____-
                             -----------------   ---------------   --        ------------------------------------- ------
in investments                                                     2,536,469
                                                                   ---------

Increase (decrease) in net
assets resulting from        ___293,560_____-    ___(625)_____-    _1,038,774(1,582,895)(83,947)         _(90,295) _____-
                             -----------------   ---------------   -----------------------------------   --------- ------
operations                                                                                        190,798
                                                                                                  -------

FROM UNIT TRANSACTIONS:

Purchase payments                            -    15,816       -                          5,400   122,675  42,395        -
                                30,246                               66,281   423,896

Redemptions                                  -      (439)      -                                           (1,020)       -
                                  (859)                            (641,466) (292,366) (175,976)  (81,385)

Net transfers                _2,036,935_____-   _560,191 _____-                                 _(221,738)865,597  _____-
                             -----------------  ----------------   --        --       -         ------------------ ------
                                                                   (4,125,424)(2,087,176)(1,456,074)

Increase (decrease) in net
assets resulting from unit             _____-   _575,568 _____-                       (1,626,650)(180,448)_906,972  _____-
                             --        -------  ----------------   --        -        ---------------------------- ------
transactions                 2,066,322                             (4,700,609)(1,955,646)
                             ----------                            ---------------------

INCREASE (DECREASE) IN NET   2,359,882       -   574,943       -                                   10,350 816,677        -
ASSETS                                                             (3,661,835)(3,538,541)(1,710,597)

NET ASSETS:
 Beginning of period         ________- _____-   _______- _____-    _6,926,430  10,464,971        _2,438,778______-   _____-
                             -----------------  ----------------   ----------------------       -----------------  ------
                                                                                      2,449,128
 End of period               $2,359,882$        $        $         $3,264,595$        $         $                  $
                             =====================       ========= ============       ====      ==       =         =
                                            -    574,943      -              6,926,430  738,531 2,449,128  $816,677       -
                                            ==   ========     ==             ========== ==========================      =


                              (1)  The Investment Division commenced operations on May
                             3, 1999.

See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER 31, 1999 AND 1998

-----------------------------------------------------------------------------------------------------------------------------------

                                            Van Eck Worldwide Hard    Van Kampen American Capital     Total Variable Annuity - 1
                                                 Assets Fund            L.I.T. - Morgan Stanley             Series Account
                                                                         Real Estate Securities
                                                                               Portfolio
                                             Investment Division          Investment Division            Investment Division
                                             -------------------          -------------------            -------------------
                                             1999          1998          1999           1998             1999            1998
                                             ----          ----          ----           ----             ----            ----

FROM OPERATIONS:
Net investment income (loss)              $   12,193   $    172,811  $    128,480    $     15,853   $  15,292,403   $  14,918,970
Net realized gain (loss) on investments       48,183      (500,578)       16,840                       45,416,515       9,521,275
                                                                                         (489,228)
Net change in unrealized appreciation
(depreciation) in investments               _159,698     __(20,836)   __(293,979)         205,297    __78,505,503    __24,797,654
                                            ---------    ----------   -----------   --------------   -------------   ------------

Increase (decrease) in net assets
resulting from operations                   _220,074     _(348,603)   __(148,659)        (268,078)   _139,214,421    __49,237,899
                                            ---------    ----------   -----------   --------------   -------------   ------------

FROM UNIT TRANSACTIONS:

Purchase payments                             10,411       103,320        56,972          100,477     202,744,631     191,946,431

Redemptions                                  (28,243)      (20,338)     (124,009)        (109,723)    (61,994,671)    (26,484,129)

Net transfers                               (515,113)    _(513,068)       444,897      _1,272,829    _ __(138,453)   ______97,756
                                            ---------    ----------  -------------     -----------   -------------   ------------

Increase (decrease) in net assets
resulting from unit transactions            (532,945)    _(430,086)    __377,860       _1,263,583     140,611,507     165,560,058
                                            ---------    ----------    ----------      ----------- ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS           (312,871)     (778,689)      229,201          995,505     279,825,928     214,797,957

NET ASSETS:
 Beginning of period                         553,195     1,331,884    _2,854,082        1,858,577     464,067,350    _249,269,393
                                             --------    ----------   -----------     ------------ ---------------   ------------
 End of period                              $240,324    $  553,195    $3,083,283       $2,854,082   $ 743,893,278    $464,067,350
                                            =========   ===========   ===========      ===========  ==============  =============


                                          (1)  The Investment Division commenced operations on May 3,
                                         1999.

See notes to financial statements.

VARIABLE ANNUITY - 1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.    HISTORY OF THE SERIES ACCOUNT

      The Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) established under Colorado law. The Series Account commenced operations on November 1, 1996. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

      Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

      Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

      Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

      The cost of investments represents shares of the underlying funds, which were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the Fund.

      Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

      Net Transfers - Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

3.    CHARGES UNDER THE CONTRACT

      Contract Maintenance Charge - On the last day of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $25.

      Deductions for Variable Asset Charge - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to annual rate of .85%. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks.

      Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.  SELECTED DATA
                The  following  is a  summary  of  selected  data  for a unit of capital and net assets of the Series Account.

  4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                      Alger     Alger      American                                            Berger     Dreyfus
                      American  American   Century   American   Bankers   Bankers              IPT Small  VIF
                      Growth    Small-Cap  VP        Century    Trust     Trust      Baron     Company    Capital
                      Portfolio Portfolio  Capital   VP         EAFE      Small Cap  Capital   Growth     Appreciation
                                           AppreciatiInternationEquity    Index Fund Asset        Fund       Fund
                                                                Index                  Fund
                                                                            Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   11/01/96  11/01/96   11/01/96  05/03/99   05/03/99  05/03/99   05/01/97   05/03/99
Operations

1999
 Beginning Unit         $18.74   $12.76       $8.94    $14.54     $10.00    $10.00     $10.00    $13.89     $10.00
Value
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Ending Unit Value      $24.84   $18.15      $14.59    $23.66     $12.00    $11.65     $11.40    $26.37     $10.24
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Number of Units   2,200,774.98 201,220.60 88,278.89 602,866.81 161,395.99 203,338.02 502,097.27 1,072,037.44 245,395.21
Outstanding
                      ========= ========   ========= =========  ========= =========  ========= =========  =========
 Net Assets (000's)    $54,671   $3,652      $1,288   $14,264     $1,937    $2,369     $5,723   $28,268     $2,513
                      ========= ========   ========= =========  ========= =========  ========= =========  =========

1998
 Beginning Unit         $12.76   $11.14       $9.22    $12.35                                    $13.75
Value
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $18.74   $12.76       $8.94    $14.54                                    $13.89
                      ========= ========   ========= =========                                 =========
 Number of Units    1,306,503.46 643,786.69 99,034.37 560,116.89                                428,982.88
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)              $8,217        $886    $8,147                                    $5,959
                       $24,487
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========

1997
 Beginning Unit         $10.24   $10.09       $9.61    $10.49                                    $10.00
Value
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Ending Unit Value      $12.76   $11.14       $9.22    $12.35                                    $13.75
                      ========= ========   ========= =========                                 =========
                      ========= ========   ========= =========                                 =========
 Number of Units  417,162.09  337,576.93 82,255.58  298,156.62                                124,653.31
Outstanding
                      ========= ========   ========= =========                                 =========
 Net Assets (000's)     $5,325   $3,761        $758    $3,683                                    $1,714
                      ========= ========   ========= =========                                 =========

1996
 Beginning Unit         $10.00   $10.00      $10.00    $10.00
Value
                      ========= ========   ========= =========
                      ========= ========
 Ending Unit Value      $10.24   $10.09       $9.61    $10.49
                      ========= ========   ========= =========
                      ========= ========   ========= =========
 Number of Units      1,166.64  4,080.46   30,139.13 13,399.99
Outstanding
                      ========= ========   ========= =========
 Net Assets (000's)        $12      $41        $290      $141
                      ========= ========   ========= =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                           Federated                       INVESCO              Janus
                      Dreyfus   Federated  Fund for             INVESCO    VIF       INVESCO    Aspen     Janus
                      VIF       American   U.S.      Federated  VIF High   IndustrialVIF Total  AggressiveAspen
                      Growth &  Leaders    GovernmentUtility    Yield      Income    Return     Growth    Flexible
                      Income     Fund II   Securities Fund II   Portfolio  Portfolio Portfolio  Portfolio Income
                        Fund                  II                                                             Fund
                      -----------------------------------------------------------------------------------------------

Date Commenced        05/03/99   11/01/96  11/01/96   05/01/97   11/01/96  11/01/96   11/01/96  11/01/96   05/03/99
Operations

1999
 Beginning Unit        $10.00     $15.95     $11.43   $14.07      $12.13               $13.61    $14.71     $10.00
Value                                                                       $15.18
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Ending Unit Value     $10.73     $16.87     $11.27   $14.18      $13.14    $17.28     $13.03    $32.87     $ 9.95
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
Number of Unit    49,768.32 1,443,381.49 2,809,026.83 280,956.86 2,003,862.84
                                                                         1,753,290.18 573,788.59 458,029.90 838,444.84
Outstanding
                      ========  =========  ========= ========   =========  ========  =========  ========  =========
 Net Assets (000's)      $534    $24,346    $31,648   $3,985     $26,326   $30,299     $7,477   $15,057     $8,347
                      ========  =========  ========= ========   =========  ========  =========  ========  =========

1998
 Beginning Unit                   $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
Value
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $15.95     $11.43   $14.07      $12.13    $15.18     $13.61    $14.71
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units            1,763,028.09 2,136,709.11 416,024.23 1,867,861.60
                                                                          1,639,584.27 1,269,709.44 759,487.48
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $28,117    $24,427   $5,852     $22,654   $24,882    $17,275   $11,169
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========

1997
 Beginning Unit                   $10.42      $9.97   $10.00      $10.39    $10.44     $10.27     $9.89
Value
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Ending Unit Value                $13.67     $10.71   $12.45      $12.09    $13.27     $12.52    $11.05
                                =========  ========= ========   =========  ========  =========  ========
                                =========  ========= ========   =========  ========  =========  ========
 Number of Units           1,426,437.13  815,966.27  168,289.28 1,360,680.67 1,271,028.35
                                                                                     996,949.40 331,141.90
Outstanding
                                =========  ========= ========   =========  ========  =========  ========
 Net Assets (000's)              $19,505     $8,737   $2,095     $16,450   $16,867    $12,482   $
                                                                                                  3,658
                                =========  ========= ========   =========  ========  =========  ========

1996
 Beginning Unit                   $10.00     $10.00              $10.00     $10.00     $10.00    $10.00
Value
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Ending Unit Value                $10.42      $9.97              $10.39     $10.44     $10.27    $ 9.89
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Number of Units                65,888.88  9,330.15             52,043.52  68,873.87 3,927.31   6,698.73
Outstanding
                                =========  =========            ========   ========  =========  ========
                                =========  =========            ========   ========  =========  ========
 Net Assets (000's)                 $686        $93                $541       $719        $40       $66
                                =========  =========            ========   ========  =========  ========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.

                                                                           Montgomery
                      Janus     Janus      Janus     Lexington  Montgomery Variable                       Safeco
                      Aspen     Aspen      Aspen     Emerging   Variable   Series:   Prudential Safeco    RST
                      Growth    InternationWorldwide Markets    Series:    InternatioEquity     RST       Growth
                      Portfolio Growth     Growth       Fund    Growth     Small-Cap Portfolio  Equity    Portfolio
                                   Fund    Portfolo                Fund      Fund               Portfolio
                      ----------------------------------------------------------------------------------------------

Date Commenced        11/01/96   05/03/99  11/01/96   11/01/96   11/01/96  11/01/96   05/03/99  05/01/97  05/03/99
Operations

1999
 Beginning Unit         $16.79    $10.00     $16.13     $6.40     $13.47      $9.56    $10.00     $14.65    $10.00
Value
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Ending Unit Value      $23.98    $17.04     $26.30    $14.48     $16.13      $9.87     $9.85     $15.88    $11.44
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Number of Units  3,396,880.63 772,937.37 4,259,932.25 133,859.68 410,660.04   0.00   32,427.58 1,065,918.62 155,642.93
Outstanding
                      ========= =========  ========= =========  =========  ========= =========  ========= =========
 Net Assets (000's)    $81,453   $13,174   $112,048    $1,938     $6,625                 $320    $16,928    $1,780
                                                                           -
                      ========= =========  ========= =========  =========  ========= =========  ========= =========

1998
 Beginning Unit         $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
Value
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $16.79               $16.13     $6.40     $13.47      $9.56               $14.65
                      =========            ========= =========  =========  =========            =========
 Number of Units      1,979,274.19       3,616,796.56 260,704.11 601,168.28    8.53             1,168,093.71
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $33,242              $58,337    $1,670     $8,097         $0              $17,116
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========

1997
 Beginning Unit         $10.26               $10.42    $10.26     $10.35     $10.51               $10.00
Value
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Ending Unit Value      $12.49               $12.62     $9.00     $13.20      $9.89               $11.83
                      =========            ========= =========  =========  =========            =========
                      =========            ========= =========  =========  =========            =========
 Number of Units   1,335,813.25         2,208,663.79 309,521.91 643,624.38 208,496.59           357,176.26
Outstanding
                      =========            ========= =========  =========  =========            =========
 Net Assets (000's)    $16,678              $27,868    $2,785     $8,495     $2,061               $4,226
                      =========            ========= =========  =========  =========            =========

1996
 Beginning Unit         $10.00               $10.00    $10.00     $10.00     $10.00
Value
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Ending Unit Value      $10.26               $10.42    $10.26     $10.35     $10.51
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Number of Units      93,598.79            51,982.38  18,281.42 11,226.77  3,230.28
Outstanding
                      =========            =========  ========  =========  =========
                      =========            =========  ========  =========  =========
 Net Assets (000's)       $960                 $541      $188       $116        $34
                      =========            =========  ========  =========  =========






4.  SELECTED DATA
                      The following is a summary of selected data for a unit of capital and net assets of the Series Account.



                      Schwab                                                                              Van Eck
                      MarketTraSchwab                           Scudder               Strong     Strong   Worldwide
                      Growth   Money      Schwab     Scudder    Growth &   SteinRoe   Discovery  VF       Hard
                      PortfolioMarket     S&P 500    Capital      Income   Special     Fund II   Schafer  Assets
                         II    Portfolio  Portfolio  Growth       Fund A   Venture               Value      Fund
                                                       Fund A                 Fund                 Fund
                      ---------------------------------------------------------------------------------------------

Date Commenced        11/01/96  11/01/96   11/01/96   05/03/99   05/03/99   11/01/96   11/01/96  05/03/99 11/01/96
Operations

1999
 Beginning Unit       $14.34     $10.93     $17.54    $10.00    $10.00     $           $12.26    $10.00   $
Value                                                                        9.00                           6.88
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Ending Unit Value    $17.01     $11.35     $20.95    $12.64    $          $13.22      $12.78    $8.64    $
                                                                  9.36                                      8.25
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Number of Units  560,532.64 9,861,519.25 5,457,967.10 186,640.12 61,409.25  246,948.62 57,792.53  94,499.34  29,113.72
Outstanding
                      =======  =========  =========  ========   =======    =======    ========   ======   =======
 Net Assets (000's)   $9,532   $111,967   $114,346    $2,360      $575     $3,265        $739     $817      $240
                      =======  =========  =========  ========   =======    =======    ========   ======   =======

1998
 Beginning Unit       $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
Value
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $14.34     $10.93     $17.54                         $           $12.26             $
                                                                             9.00                           6.88
                      =======  =========  =========                        =======    ========            =======
 Number of Units   447,514.11 6,649,980.31 4,084,834.46                     769,185.90 199,701.97          80,398.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)   $6,416    $72,692    $71,644                         $6,926      $2,449               $553
                      =======  =========  =========                        =======    ========            =======
                      =======             =========                        =======

1997
 Beginning Unit       $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
Value
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $12.79     $10.49     $13.81                         $10.98      $11.53             $10.04
                      =======             =========                        =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   284,530.36 4,114,002.58 2,115,859.53                 952,879.99 211,488.12          132,622.35
Outstanding
                                                                                      ========
                      =======  =========  =========                        =======                        =======
 Net Assets (000's)   $3,638    $43,163    $29,224                         $10,465     $2,439             $1,332
                      =======  =========  =========                        =======    ========            =======

1996
 Beginning Unit       $10.00     $10.00     $10.00                         $10.00      $10.00             $10.00
Value
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Ending Unit Value    $10.35     $10.07     $10.52                         $10.27      $10.44             $10.31
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Number of Units   16,525.39 297,045.95  62,674.08                        70,715.11  24,613.07           2,220.85
Outstanding
                      =======  =========  =========                        =======    ========            =======
                      =======  =========  =========                        =======    ========            =======
 Net Assets (000's)     $171     $2,991      $ 659                           $727        $257                $23
                      =======  =========  =========                        =======    ========            =======






  4.  SELECTED DATA
                 The  following  is a  summary  of  selected  data for a unit of capital and net assets of the Series Account.

                                  Van Kampen American
                                    Capital L.I.T. -
                                  Morgan Stanley Real
                                   Estate Securities
                                       Portfolio
                                 -----------------------

  Date Commenced Operations             09/17/97

  1999
   Beginning Unit Value                      $9.25
                                      =============
   Ending Unit Value                         $8.86
                                      =============
   Number of Units Outstanding          347,935.46
                                      =============
   Net Assets (000's)                       $3,083
                                      =============

  1998
   Beginning Unit Value                     $10.56
                                      =============
                                      =============
   Ending Unit Value                         $9.25
                                      =============
                                      =============
   Number of Units Outstanding          308,475.29
                                      =============
                                      =============
   Net Assets (000's)                       $2,854
                                      =============

  1997
                                      =============
   Beginning Unit Value                     $10.00
                                      =============
                                      =============
   Ending Unit Value                        $10.56
                                      =============
                                      =============
   Number of Units Outstanding          176,075.27
                                      =============
                                      =============
   Net Assets (000's)                       $1,859
                                      =============










                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                              Financial Statements







                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    (An indirect wholly-owned subsidiary of
                      The Great-West Life Assurance Company)

                    Consolidated Financial Statements for the Years Ended December 31, 1999, 1998, and 1997 and
                    Independent Auditors' Report











INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

     We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for
     Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
(Dollars in Thousands)

===================================================================================================================================

                                                                             1999                      1998
                                                                     ----------------------   -----------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581 and $2,298,936)                                   $           2,260,581    $           2,199,818
    Available-for-sale, at fair value (amortized cost
      $6,953,383 and $6,752,532)                                               6,727,922                6,936,726
  Common stock, at fair value (cost $43,978 and                                   69,240                   48,640
    $41,932)
  Mortgage loans on real estate, net                                             974,645                1,133,468
  Real estate, net                                                               103,731                   73,042
  Policy loans                                                                 2,681,132                2,858,673
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                     240,804                  420,169
                                                                     ----------------------   -----------------------

         Total Investments                                                    13,058,055               13,670,536

Cash                                                                             257,840                  176,119
Reinsurance receivable
  Related party                                                                    5,015                    5,006
  Other                                                                          168,307                  187,952
Deferred policy acquisition costs                                                282,295                  238,901
Investment income due and accrued                                                137,810                  157,587
Other assets                                                                     308,419                  311,078
Premiums in course of collection                                                 142,199                   84,940
Deferred income taxes                                                            253,323                  191,483
Separate account assets                                                       12,780,016               10,099,543
                                                                     ----------------------   -----------------------








TOTAL ASSETS                                                       $          27,393,279    $          25,123,145
                                                                     ======================   =======================



See notes to consolidated financial statements.






====================================================================================================================================
                                                                                      1999                1998
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                           $        555,783    $        555,300
      Other                                                                         11,181,900          11,347,548
    Policy and contract claims                                                         391,968             428,798
    Policyholders' funds                                                               185,623             181,779
    Provision for policyholders' dividends                                              70,726              69,530
GENERAL LIABILITIES:
    Due to Parent Corporation                                                           35,979              52,877
    Due to GWL&A Financial                                                             175,035
    Repurchase agreements                                                               80,579             244,258
    Commercial paper                                                                                        39,731
    Other liabilities                                                                  638,469             761,505
    Undistributed earnings on participating business                                   130,638             143,717
    Separate account liabilities                                                    12,780,016          10,099,543
                                                                                -----------------   -----------------
         Total Liabilities                                                          26,226,716          23,924,586
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized,
    0 shares issued and outstanding
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         700,316             699,556
    Accumulated other comprehensive income (loss)                                      (84,861)             61,560
    Retained earnings                                                                  544,076             430,411
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,166,563           1,198,559
                                                                                -----------------   -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                    $     27,393,279    $     25,123,145
                                                                                =================   =================





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================

                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
REVENUES:
  Premiums
    Related party (including premiums
       recaptured totaling $0,
      $0, and $155,798)                                     $                  $         46,191   $        155,798
    Other (net of premiums ceded totaling
      $85,803, $86,511 and $61,194)                                1,163,183            948,672            677,381
  Fee income                                                         635,147            516,052            420,730
  Net investment income
    Related party                                                    (10,923)            (9,416)            (8,957)
    Other                                                            886,869            906,776            890,630
  Net realized gains on investments                                    1,084             38,173              9,800
                                                               ----------------   ----------------   ----------------
                                                                   2,675,360          2,446,448          2,145,382
                                                               ----------------   ----------------   ----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $80,681,
    $81,205, and $44,871)                                            970,250            768,474            543,903
  Increase in reserves
    Related party                                                                        46,191            155,798
    Other                                                             33,631             78,851             90,013
  Interest paid or credited to contractholders                       494,081            491,616            527,784
  Provision for policyholders' share of earnings
    on participating business                                         13,716              5,908              3,753
  Dividends to policyholders                                          70,161             71,429             63,799
                                                               ----------------   ----------------   ----------------
                                                                   1,581,839          1,462,469          1,385,050
  Commissions                                                        173,405            144,246            102,150
  Operating expenses (income):
    Related party                                                       (768)            (5,094)            (6,292)
    Other                                                            593,575            518,228            431,714
  Premium taxes                                                       38,329             30,848             24,153
                                                               ----------------   ----------------   ----------------
                                                                   2,386,380          2,150,697          1,936,775
INCOME BEFORE INCOME TAXES                                           288,980            295,751            208,607
                                                               ----------------   ----------------   ----------------
PROVISION FOR INCOME TAXES:
  Current                                                             72,039             81,770             61,644
  Deferred                                                            11,223             17,066            (11,797)
                                                               ----------------   ----------------   ----------------
                                                                      83,262             98,836             49,847
                                                               ----------------   ----------------   ----------------
NET INCOME                                                  $        205,718   $        196,915   $        158,760
                                                               ================   ================   ================


See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

====================================================================================================================================

                                                                                              Accumulated
                                                                                 Additional    Other
                                       Preferred Stock         Common Stock       Paid-in   Comprehensive  Retained
                                ------------------------   --------------------
                                   Shares     Amount         Shares  Amount       Capital   Income (Loss)  Earnings       Total
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, JANUARY 1, 1997          2,000,800    121,800     7,032,000    7,032   $ 664,265     14,951      226,166   $   1,034,214

   Net income                                                                                             158,760         158,760
   Other comprehensive income                                                                 37,856                        37,856
                                                                                                                       ------------
Total comprehensive income                                                                                                196,616
                                                                                                                       ------------
Capital contributions                                                              26,483                                  26,483
Dividends                                                                                                 (71,394)        (71,394)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1997        2,000,800    121,800     7,032,000    7,032     690,748     52,807      313,532       1,185,919




   Net income                                                                                             196,915         196,915
   Other comprehensive income                                                                  8,753                        8,753
                                                                                                                       ------------
Total comprehensive income                                                                                                205,668
                                                                                                                       ------------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                 (80,036)        (80,036)
Purchase of preferred shares     (2,000,800)  (121,800)                                                                  (121,800)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1998                0          0     7,032,000    7,032   $ 699,556     61,560      430,411   $   1,198,559

   Net income                                                                                             205,718         205,718
   Other comprehensive loss                                                                 (146,421)                    (146,421)
                                                                                                                       ------------
Total comprehensive loss                                                                                                   59,297
                                                                                                                       ------------
Capital contributions
Dividends                                                                                                 (92,053)        (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1999                0          0     7,032,000    7,032   $ 700,316    (84,861)     544,076   $   1,166,563
                                ========================   ====================  ========= ========================    ============


See notes to consolidated financial statements.




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                $        205,718   $        196,915   $        158,760
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain allocated to participating
        policyholders                                                 13,716              5,908              3,753
      Amortization of investments                                    (22,514)           (15,068)               409
      Net realized gains on investments                               (1,084)           (38,173)            (9,800)
      Depreciation and amortization                                   47,339             55,550             46,929
      Deferred income taxes                                           11,223             17,066            (11,824)
  Changes in assets and liabilities:
      Policy benefit liabilities                                     650,959            938,444            498,114
      Reinsurance receivable                                          19,636            (43,643)           112,594
      Accrued interest and other receivables                         (37,482)            28,467             30,299
      Other, net                                                    (146,150)          (184,536)            64,465
                                                               ----------------   ----------------   ----------------
         Net cash provided by operating activities                   741,361            960,930            893,699
                                                               ----------------   ----------------   ----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
         Sales                                                                            9,920
         Maturities and redemptions                                  520,511            471,432            359,021
         Available-for-sale
         Sales                                                     3,176,802          6,169,678          3,174,246
         Maturities and redemptions                                  822,606          1,268,323            771,737
    Mortgage loans                                                   165,104            211,026            248,170
    Real estate                                                        5,098             16,456             36,624
    Common stock                                                      18,116              3,814             17,211
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                           (563,285)          (584,092)          (439,269)
         Available-for-sale                                       (4,019,465)        (7,410,485)        (4,314,722)
    Mortgage loans                                                    (2,720)          (100,240)            (2,532)
    Real estate                                                      (41,482)            (4,581)           (64,205)
    Common stock                                                     (19,698)           (10,020)           (29,608)
                                                               ----------------   ----------------   ----------------
         Net cash provided by (used in)
           investing activities                             $         61,587   $         41,231   $       (243,327)
                                                               ================   ================   ================


                                                     (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

==================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                     $       (583,900)  $       (507,237)  $       (577,538)
  Due to Parent Corporation                                          (16,898)           (73,779)           (19,522)
  Due to GWL&A Financial                                             175,035
  Dividends paid                                                     (92,053)           (80,036)           (71,394)
  Net commercial paper repayments                                    (39,731)           (14,327)           (30,624)
  Net repurchase agreements (repayments)
    borrowings                                                      (163,680)           (81,280)            38,802
  Capital contributions                                                                   8,808             11,000
  Purchase of preferred shares                                                         (121,800)
  Acquisition of subsidiary                                                             (82,669)
                                                               ----------------   ----------------   ----------------
                                                               ----------------   ----------------   ----------------
         Net cash used in financing activities                      (721,227)          (952,320)          (649,276)
                                                               ----------------   ----------------   ----------------

NET INCREASE IN CASH                                                  81,721             49,841              1,096

CASH, BEGINNING OF YEAR                                              176,119            126,278            125,182
                                                               ----------------   ----------------   ----------------

CASH, END OF YEAR                                           $        257,840   $        176,119   $        126,278
                                                               ================   ================   ================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                            $         76,150   $        111,493   $         86,829
    Interest                                                          14,125             13,849             15,124



See notes to consolidated financial statements.               (Concluded)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Amounts in Thousands, except Share Amounts)
===============================================================================

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial) and an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

         Investments - Investments are reported as follows:

     1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

     2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

     4. Investments in common stock are carried at fair value.

     5. Policy loans are carried at their unpaid balances.

     6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

         Cash - Cash includes only amounts in demand deposit accounts.

     Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. As a result of the adoption of SOP 98-1, the Company capitalized $18,373 in internal use software development costs for the year ended December 31, 1999.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs
     totaled   $43,512,   $51,724,   and  $44,298  in  1999,   1998,  and  1997,
     respectively.



     Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,169,885 and $6,866,478 at December
     31, 1999 and 1998, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,468,685 and $4,908,964 at December 31, 1999 and 1998, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $4,297,823 and $4,108,314 at December 31, 1999 and 1998, respectively.
     Participating business approximates 31.0%, 32.7%, and 50.5% of the Company's ordinary life insurance in force and 94.0%, 71.9% and 91.1% of ordinary life insurance premium income for the years ended December 31, 1999, 1998 and 1997, respectively.

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account
     (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the participating policyholders.


     Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.2%, 6.3%, and 6.6% in 1999, 1998, and 1997.

     Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

     Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists primarily of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.



     Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are stock conversion protection agreements that require the counter-party to automatically call the bond for cash when the issuer elects to convert the bond to common stock. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The Financial Accounting Standards Board has issued Statement No. 133, "Accounting for Derivative Instruments and for Hedging Activities", which, as amended, is required to be adopted in years beginning after June 15, 2000. This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. Although management has not completed its analysis of the impact of this Statement, management does not anticipate that the adoption of the new Statement will have a significant effect on earnings or the financial position of the Company because of the Company's minimal use of derivatives.

     Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25 to stock-based compensation awards to employees.


2.       ACQUISITION

     On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations, which had an insignificant effect on net income in 1998, have been combined with those of the Company since the date of acquisition.



     The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


3.       RELATED-PARTY TRANSACTIONS

     On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

      Assets                                                       Liabilities and Stockholder's Equity

      Cash                                        $     24,600     Policy reserves                    $     137,638
      Deferred income taxes                              3,816
      Policy loans                                      82,649
      Due from Parent Corporation                       19,753
      Other                                              6,820
                                                    ------------                                         ------------
                                                  $    137,638                                        $     137,638
                                                    ============                                         ============


     ===========================================================================
     In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

     On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:



                   Assets Liabilities and Stockholder's Equity
      ===========================================

      ===========================================
      Bonds                                       $    147,475     Policy reserves                    $     428,152
      ===========================================
      Mortgages                                         82,637     Due to Parent Corporation                 20,820
      ===========================================
      Cash                                             134,900
      ===========================================
      Deferred policy acquisition costs                  9,724
      ===========================================
      Deferred income taxes                             15,762
      ===========================================
      Policy loans                                      56,209
      ===========================================
      Other                                              2,265
      ===========================================
                                                    ------------                                         ------------
                                                  $    448,972                                        $     448,972
      ===========================================   ============                                         ============

     In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

     On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased its corporate headquarters properties from the Parent Corporation for $63,700.

     On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

                   Assets Liabilities and Stockholder's Equity
      ====================================

      ====================================
      Cash                                 $       160,000      Policy reserves                    $       155,798
      ====================================
      Bonds                                         17,975      Due to Parent Corporation                   20,373
      ====================================
      Other                                             60      Deferred income taxes                        2,719
      ====================================
                                                                Undistributed earnings on
      ====================================
                                                                  participating business                      (855)
      ====================================
                                             ----------------                                        ----------------
                                           $       178,035                                         $       178,035
      ====================================   ================                                        ================

     In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

     The Company performs administrative services for the U.S. operations of the Parent Corporation. The following represents revenue from the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                            Years Ended December 31,
                                               ---------------------------------------------------
                                                    1999              1998              1997
                                               ---------------   ---------------   ---------------

 Investment management revenue               $         130     $         475     $         801
 Administrative and underwriting revenue               768             5,094             6,292

     At December 31, 1999 and 1998, due to Parent Corporation includes $10,641 and $17,930 due on demand and $25,338 and $34,947 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.7% and 6.1% at December 31, 1999 and 1998, respectively) while the note payable bears interest at 5.4%.

     On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

     Interest expense attributable to these related party obligations was $11,053, $9,891, and $9,758 for the years ended December 31, 1999, 1998 and
     1997, respectively.


4.       REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $173,322 and $192,958, respectively.



     The following schedule details life insurance in force and life and accident/health premiums:


                                                       Ceded            Assumed                          Percentage
                                                   Primarily to        Primarily                         of Amount
                                    Gross           the Parent        from Other           Net            Assumed
                                    Amount          Corporation        Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

      December 31, 1998:
        Life insurance in force:
          Individual         $     34,017,379  $      4,785,079   $     8,948,442   $    38,180,742        23.4%
          Group                    81,907,539                           2,213,372        84,120,911         2.6%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    115,924,918  $      4,785,079   $    11,161,814   $   122,301,653
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        352,710  $         24,720   $        65,452   $       393,442        16.6%
          Accident/health             571,992            61,689            74,284           584,587        12.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        924,702  $         86,409   $       139,736   $       978,029
                                ===============   ================  ================  ================

      December 31, 1997:
        Life insurance in force:
          Individual         $     24,598,679  $      4,040,398   $     3,667,235   $    24,225,516        15.1%
          Group                    51,179,343                           2,031,477        53,210,820         3.8%
                                ---------------   ----------------  ----------------  ----------------
               Total         $     75,778,022  $      4,040,398   $     5,698,712   $    77,436,336
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        320,456  $       (127,388)  $        19,923   $       467,767         4.3%
          Accident/health             341,837            32,645            34,994           344,186        10.2%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        662,293  $        (94,743)  $        54,917   $       811,953
                                ===============   ================  ================  ================




5.       NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS



         Net investment income is summarized as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Investment income:
        Fixed maturities and short-term investments             $      636,946    $      638,079    $      633,975
        Mortgage loans on real estate                                   88,033           110,170           118,274
        Real estate                                                     19,618            20,019            20,990
        Policy loans                                                   167,109           180,933           194,826
        Other                                                              138               285                18
                                                                  ---------------   ---------------   ---------------
                                                                       911,844           949,486           968,083
      Investment expenses, including interest on
        amounts charged by the related parties
        of $11,053, $9,891, and $9,758                                  35,898            52,126            86,410
                                                                  ---------------   ---------------   ---------------
      Net investment income                                     $      875,946    $      897,360    $      881,673
                                                                  ===============   ===============   ===============

         Net realized gains (losses) on investments are as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Realized gains (losses):
        Fixed maturities                                        $       (7,858)   $       38,391    $       15,966
        Mortgage loans on real estate                                    1,429               424             1,081
        Real estate                                                        513                                 363
        Provisions                                                       7,000              (642)           (7,610)
                                                                  ---------------   ---------------   ---------------
      Net realized gains on investments                         $        1,084    $       38,173    $        9,800
                                                                  ===============   ===============   ===============


6.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                             Gross           Gross         Estimated
                                           Amortized      Unrealized       Unrealized        Fair          Carrying
                                             Cost            Gains           Losses          Value           Value
                                          ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies         $      63,444  $        448     $        687    $     63,205   $      63,444
          Collateralized mortgage
             obligations                      115,357                          9,360         105,997         115,357
          Public utilities                    223,705         2,773            3,011         223,467         223,705
          Corporate bonds                   1,724,915        19,179           30,753       1,713,341       1,724,915
          Foreign governments                  10,000           213                           10,213          10,000
          State and municipalities            123,160           738            1,540         122,358         123,160
                                          ------------   --------------   -------------   ------------    ------------
                                        $   2,260,581  $     23,351     $     45,351    $  2,238,581   $   2,260,581
                                          ============   ==============   =============   ============    ============



                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     752,130  $      2,342     $     21,459    $    733,013   $     733,013
            Direct mortgage pass-
               through certificates            304,099         1,419           11,704         293,814         293,814
            Other                              178,142            77            1,431         176,788         176,788
        Collateralized mortgage
           obligations                         909,105         1,183           39,980         870,308         870,308
        Public utilities                       468,087         1,106           14,242         454,951         454,951
        Corporate bonds                      3,929,160        24,287          148,923       3,804,524       3,804,524
        Foreign governments                     41,224           654            1,256          40,622          40,622
        State and municipalities               371,436           108           17,642         353,902         353,902
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,953,383  $     31,176     $    256,637    $  6,727,922   $   6,727,922
                                           ============   ==============   =============   ============    ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      34,374  $      1,822     $               $     36,196   $      34,374
          Collateralized mortgage
             obligations                        10,135                            194           9,941          10,135
          Public utilities                     213,256        12,999              460         225,795         213,256
          Corporate bonds                    1,809,957        78,854            3,983       1,884,828       1,809,957
          Foreign governments                   10,133           782                           10,915          10,133
          State and municipalities             121,963         9,298                          131,261         121,963
                                           ------------   --------------   -------------   ------------    ------------
                                         $   2,199,818  $    103,755     $      4,637    $  2,298,936   $   2,199,818
                                           ============   ==============   =============   ============    ============

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     863,479  $     39,855     $      1,704    $    901,630   $     901,630
            Direct mortgage pass-
               through certificates            467,100         4,344              692         470,752         470,752
            Other                              191,138         1,765              788         192,115         192,115
        Collateralized mortgage
          obligations                          926,797        16,260            1,949         941,108         941,108
        Public utilities                       464,096        14,929               36         478,989         478,989
        Corporate bonds                      3,557,209       123,318           17,420       3,663,107       3,663,107
        Foreign governments                     56,505         2,732                           59,237          59,237
        State and municipalities               226,208         4,588            1,008         229,788         229,788
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,752,532  $    207,791     $     23,597    $  6,936,726   $   6,936,726
                                           ============   ==============   =============   ============    ============

     The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Held-to-Maturity                      Available-for-Sale
                                        -------------------------------------   ------------------------------------
                                           Amortized           Estimated           Amortized           Estimated
                                              Cost             Fair Value             Cost            Fair Value
                                        -----------------   -----------------   -----------------   ----------------
      Due in one year or less         $        221,172    $        220,644    $        323,466    $        334,701
      Due after one year
        through five years                     945,199             941,685           1,286,402           1,251,690
      Due after five years
        through ten years                      684,729             677,531             716,353             684,513
      Due after ten years                      118,170             121,921             690,073             650,432
      Mortgage-backed
        securities                             115,357             105,997           1,965,334           1,897,135
      Asset-backed securities                  175,954             170,803           1,971,755           1,909,451
                                        -----------------   -----------------   -----------------   ----------------
                                      $      2,260,581    $      2,238,581    $      6,953,383    $      6,727,922
                                        =================   =================   =================   ================

     Proceeds from sales of securities available-for-sale were $3,176,802, $6,169,678, and $3,174,246 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $10,080, $41,136, and $20,543 for 1999, 1998, and 1997, respectively. The realized losses totaled $19,720, $8,643, and $10,643 for 1999, 1998, and 1997, respectively. During the years 1999, 1998, and 1997, held-to-maturity securities with and amortized cost of $0, $9,920 and $0 were sold due to deterioration with insignificant gains and losses.

     At December 31, 1999 and 1998, pursuant to fully collateralized securities lending arrangements, the Company had loaned $0 and $115,168 of fixed maturities, respectively.



     The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 1999 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1999                    Amount                     Rate                          Maturity
      -----------------------------    ---------------    ------------------------------    -------------------------

      Interest Rate Caps            $      1,362,000          7.64% - 11.82% (CMT)                6/00 - 12/04
      Interest Rate Swaps                    217,528               4.94%-6.8%                    02/00 - 12/06
      Foreign Currency
        Exchange Contracts                    19,478                   N/A                       03/00 - 07/06
      Equity Swap                            104,152              5.15% - 5.93%                      01/01
      Options                                 54,100                 Various                     01/02 - 12/02

         The following table summarizes the 1998 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1998                    Amount                     Rate                          Maturity
      -----------------------------    ----------------   ------------------------------    -------------------------
      Interest Rate Floor           $         100,000             4.50% (LIBOR)                      11/99
      Interest Rate Caps                    1,070,000         6.75% - 11.82% (CMT)               12/99 - 10/03
      Interest Rate Swaps                     242,451             4.95% - 9.35%                  08/99 - 02/03
      Foreign Currency
        Exchange Contracts                     34,123                  N/A                       05/99 - 07/06
      Equity Swap                              95,652                 4.00%                          12/99

         LIBOR    - London Interbank Offered Rate
         CMT      - Constant Maturity Treasury Rate

     The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1999, approximately 34% of the Company's mortgage loans were collateralized by real estate located in California.

     The following represents impairments and other information with respect to impaired mortgage loans:

                                                                                     1999                1998
      ======================================================================    ----------------    ----------------

      ======================================================================
      Loans with related allowance for credit losses of
      ======================================================================
        $14,727 and $2,492                                                   $          25,877   $         13,192
      ======================================================================
      Loans with no related allowance for credit losses                                 17,880             10,420
      ======================================================================
      Average balance of impaired loans during the year                                 43,866             31,193
      ======================================================================
      Interest income recognized (while impaired)                                        1,877              2,308
      ======================================================================
      Interest income received and recorded (while impaired)
      ======================================================================
        using the cash basis method of recognition                                       1,911              2,309
      ======================================================================


     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $75,691 and $52,913 at December 31, 1999 and 1998, respectively.

       The following table presents changes in allowance for credit losses:

                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Balance, beginning of year                                $       67,242    $       67,242    $       65,242
      Provision for loan losses                                         (7,000)              642             4,521
      Chargeoffs                                                             -              (787)           (2,521)
      Recoveries                                                         1,000               145
                                                                  ---------------   ---------------   ---------------
      Balance, end of year                                      $       61,242    $       67,242    $       67,242
                                                                  ===============   ===============   ===============


7.       COMMERCIAL PAPER

     The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1999, no commercial paper was outstanding. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%.


8.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      ASSETS:
         Fixed maturities and
           short-term investments            $     9,229,307   $      9,207,307  $      9,556,713  $      9,655,831
         Mortgage loans on real
           Estate                                    974,645            968,964         1,133,468         1,160,568
         Policy loans                              2,681,132          2,681,132         2,858,673         2,858,673
         Common stock                                 69,240             69,240            48,640            48,640

      LIABILITIES:
         Annuity contract reserves
           without life contingencies              4,468,685          4,451,465         4,908,964         4,928,800
         Policyholders' funds                        185,623            185,623           181,779           181,779
         Due to Parent Corporation                    35,979             33,590            52,877            52,877
         Due to GWL&A Financial                      175,035            137,445               - -               - -
         Repurchase agreements                        80,579             80,579           244,258           244,258
         Commercial paper                           - -                - -                 39,731            39,731




                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      HEDGE CONTRACTS:
         Interest rate floor                        - -                - -                     17                17
         Interest rate caps                            4,140              4,140               971               971
         Interest rate swaps                          (1,494)            (1,494)            6,125             6,125
         Foreign currency exchange
           contracts                                     (10)               (10)              689               689
         Equity swap                                  (7,686)            (7,686)           (8,150)           (8,150)
         Options                                      (6,220)            (6,220)         - -               - -

     The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     Mortgage loans fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market rates on high quality investments.

     The fair value of due to GWL&A Financial reflects the price determined in the public market at December 31, 1999.



     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.



     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $772 and $0 of unrealized losses in 1999 and 1998, respectively. Included in the net gain position for foreign currency exchange contracts are $518 and $932 of loss exposures in 1999 and 1998, respectively.

     The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short term nature.


9.       EMPLOYEE BENEFIT PLANS

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

     The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost                 $        19,091      Undistributed earnings on          $         3,608
      ====================================
                                                                  Participating business
      ====================================
                                                                Stockholder's equity                        15,483
      ====================================
                                             ----------------                                        ----------------
                                           $        19,091                                         $        19,091
      ====================================   ================                                        ================


     The following table summarizes changes for the three years December 31, 1999, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.



                                                                                          Post-Retirement
                                                Pension Benefits                           Medical Plan
                                      --------------------------------------   --------------------------------------
                                         1999         1998          1997          1999         1998          1997
                                      -----------   ----------   -----------   -----------   ----------    ----------
Change in benefit obligation
Benefit obligation at beginning
  of year                           $  131,305    $  115,057   $   96,417    $   19,944    $   19,454   $    16,160
Service cost                             7,853         6,834        5,491         2,186         1,365         1,158
Interest cost                            8,359         7,927        7,103         1,652         1,341         1,191
Addition of former Alta employees        4,155
Actuarial (gain) loss                  (22,363)        5,117        9,470         3,616        (1,613)        1,500
Prior service for former Alta
  employees                                                                       2,471
Benefits paid                           (3,179)       (3,630)      (3,424)         (641)         (603)         (555)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Benefit obligation at end of year      126,130       131,305      115,057        29,228        19,944        19,454
                                      -----------   ----------   -----------   -----------   ----------    ----------

Change in plan assets
Fair value of plan assets at
  beginning of year                 $  183,136    $  162,879   $  138,221    $             $            $
Actual return on plan assets            12,055        23,887       28,082
Addition of former Alta employees
  and other adjustments                     81
Benefits paid                           (3,179)       (3,630)      (3,424)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Fair value of plan assets at
  end of year                          192,093       183,136      162,879
                                      -----------   ----------   -----------   -----------   ----------    ----------

Funded status                           65,963        51,831       47,822       (29,228)      (19,944)      (19,454)
Unrecognized net actuarial
  (gain) loss                          (30,161)      (11,405)      (6,326)        3,464          (113)        1,500
Unrecognized prior service cost          3,614                                    2,310
Unrecognized net obligation or
  (asset) at transition                (18,170)      (19,684)     (21,198)       13,736        14,544        15,352
                                      -----------   ----------   -----------   -----------   ----------    ----------
Prepaid (accrued) benefit cost      $   21,246    $   20,742   $   20,298    $   (9,718)   $   (5,513)  $    (2,602)
                                      ===========   ==========   ===========   ===========   ==========    ==========

         Weighted-average
         assumptions as of
December 31
Discount rate                            7.50%         6.50%         7.00%        7.50%          6.50%        7.00%
Expected return on plan assets           8.50%         8.50%         8.50%        8.50%          8.50%        8.50%
Rate of compensation increase            5.00%         4.00%         4.50%        5.00%          4.00%        4.50%

         Components of net
         periodic benefit
Cost
Service cost                        $    7,853    $    6,834   $     5,491   $    2,186    $    1,365   $     1,158
Interest cost                            8,360         7,927         7,103        1,652         1,341         1,191
Expected return on plan assets         (15,664)      (13,691)      (12,286)
Amortization of transition              (1,514)       (1,514)       (1,514)         808           808           808
obligation
Amortization of unrecognized prior
  service cost                             541                                      162
Amortization of gain from earlier
  periods                                  (80)                                      38
                                      -----------   ----------                 -----------   ----------    ----------
                                      -----------   ----------   -----------   -----------   ----------    ----------
Net periodic (benefit) cost         $     (504)   $     (444)  $    (1,206)  $    4,846    $    3,514   $     3,157
                                      ===========   ==========   ===========   ===========   ==========    ==========

     The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 1999, 1998, or 1997.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:



                                                                           1-Percentage             1-Percentage
                                                                               Point                    Point
                                                                             Increase                 Decrease
                                                                        --------------------     --------------------
      Increase (decrease) on total of service and interest cost
        on components                                                $             1,678     $             (1,285)
      Increase (decrease) on post-retirement benefit obligation                    7,897                   (6,186)

     The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 1999, 1998, and 1997 totaled $5,504, $3,915, and $3,475, respectively.

     The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $17,367, $16,102, and $13,952 for years ending December 31, 1999, 1998, and
     1997, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 1999, 1998, and 1997 were $1,231, $1,185, and $1,019, respectively.

     The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1999, 1998, and 1997 was $3,002, $2,840, and $2,531,
     respectively. The total liability of $14,608, $11,323, and $8,828 as of December 31, 1999, 1998, and 1997 is included in other liabilities.


10.      FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                                       1999             1998            1997
                                                                    ------------    -------------    ------------
      Federal tax rate                                                    35.0   %        35.0    %       35.0    %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                                (5.9)                          (20.2)
        Provision for contingencies                                       (0.5)                            7.7
        Policyholder share of earnings                                     1.7             0.7             0.6
        Other, net                                                        (1.5)           (2.3)            0.8
                                                                    ------------    -------------    ------------
      Total                                                               28.8   %        33.4    %       23.9    %
                                                                    ============    =============    ============

     The Company's income tax provision was favorably impacted in 1999 and 1997 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1992 - 1993 audit years. The release recorded in 1997 reflected the resolution of certain tax issues with the IRS relating to the 1990-1991 audit years. The release totaled $17,150 for 1999 and $42,150 for 1997; however, $8,900 of the 1999 release and $15,100 of the 1997 release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

     In addition to this release of contingent tax liabilities, the Company's income tax provision for 1997 also reflects increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. This increase in contingent tax liabilities has been reflected as a component of the deferred income tax provisions as the Company does not expect near term resolution of these contingencies.

     Excluding the effect of the 1999 and 1997 tax items discussed above, the effective tax rate for 1999 and 1997 was 35.2% and 36.4%.

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                 1999                              1998
                                                   ---------------------------------   ------------------------------
                                                      Deferred          Deferred         Deferred         Deferred
                                                        Tax               Tax               Tax             Tax
                                                       Asset           Liability           Asset         Liability
                                                   ---------------   ---------------   --------------   -------------
      Policyholder reserves                      $       131,587   $                 $     143,244    $
      Deferred policy acquisition costs                                     49,455                             39,933
      Deferred acquisition cost proxy
        tax                                              103,529                           100,387
      Investment assets                                   69,561                                               19,870
      Net operating loss carryforwards                       444                             2,867
      Other                                                                    582           6,566
                                                   ---------------   ---------------   --------------   -------------
               Subtotal                                  305,121            50,037         253,064             59,803
      Valuation allowance                                 (1,761)                           (1,778)
                                                   ---------------   ---------------   --------------   -------------
               Total Deferred Taxes              $       303,360   $        50,037   $     251,286    $        59,803
                                                   ===============   ===============   ==============   =============

     Amounts included in investment assets above include $58,711 and $(34,556) related to the unrealized gains/(losses) on the Company's fixed maturities available-for-sale at December 31, 1999 and 1998, respectively.



     The Company will file a consolidated tax return for 1999. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 1999, the Company's subsidiaries had approximately $1,271 of net operating loss carryforwards, expiring through the year 2014. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 1999 and 1998, respectively.

     The Company's valuation allowance was increased (decreased) in 1999, 1998, and 1997 by $(17), $(1,792), and $34, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

     Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.


11.      COMPREHENSIVE INCOME

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement established new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. The 1997 financial statements have been reclassified to conform to the requirements of Statement No. 130.

         Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $       (303,033)   $        106,061    $        (196,972)
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                  (9,958)              3,485               (6,473)
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains (losses)                           (312,991)            109,546             (203,445)
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                  87,729             (30,705)              57,024
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive loss                           $       (225,262)   $         78,841    $        (146,421)
      ==================================================    ================    ================    =================




         Other comprehensive income at December 31, 1998 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
                                                                Amount            or Benefit             Amount
                                                            ----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale
      securities:
         Unrealized holding gains (losses) arising
            during the period                            $         39,430    $        (13,800)   $          25,630
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 (14,350)              5,022               (9,328)
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      25,080              (8,778)              16,302
      Reserve and  DAC adjustment                                 (11,614)              4,065               (7,549)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         13,466    $         (4,713)   $           8,753
                                                            ================    ================    =================


         Other comprehensive income at December 31, 1997 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $         80,821    $        (28,313)   $          52,508
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                   2,012                (704)               1,308
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      82,833             (29,017)              53,816
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                 (24,554)              8,594              (15,960)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         58,279    $        (20,423)   $          37,856
      ==================================================    ================    ================    =================


12.      STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800. At December 31, 1999 and 1998, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                             1999               1998              1997
                          --------------   ---------------   ---------------
                          (Unaudited)
      Net income             253,123     $      225,863    $      181,312
      Capital and surplus  1,007,245            727,124           759,429

     The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1999 were $1,007,245 and $245,148 (unaudited), respectively. The Company should be able to pay up to $245,148 (unaudited) of dividends in 2000.



     Dividends of $0, $6,692, and $8,854 were paid on preferred stock in 1999, 1998, and 1997, respectively. In addition, dividends of $92,053, $73,344, and $62,540 were paid on common stock in 1999, 1998, and 1997, respectively. Dividends are paid as determined by the Board of Directors.


13.      STOCK OPTIONS

     Great-West Lifeco Inc. (Lifeco) is the parent of the Parent Corporation. Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1999, 1998, and 1997, stock available for award to Company employees under the Lifeco plan aggregated 885,150, 1,424,400, and 3,440,000 shares.

     The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1998 and 1997 to Company employees totaling 278,000 and 1,832,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1999 and 1998, 11,250 and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $23 and $116, respectively. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

     The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,           6,544,824  $    8.07         5,736,000  $    7.71        4,104,000   $    6.22
        Granted                        575,500      16.48           988,000      13.90        1,932,000       11.56
        Exercised                      234,476       5.69            99,176       5.93           16,000        5.95
        Expired or canceled            318,750      13.81            80,000      13.05          284,000        6.17
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,          6,567,098       9.04         6,544,824       8.07        5,736,000        7.71
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                  2,215,998  $    6.31         1,652,424  $    5.72          760,800   $    5.96
                                  =============   ==========   =============   ==========   =============   =========

      Weighted average fair
      value of options
      granted during year       $    5.23                    $    4.46                    $    2.83
                                  =============                =============                =============



     The following table summarizes the range of exercise prices for outstanding
     Lifeco common stock options granted to Company employees at December 31, 1999:

                                                   Outstanding                                Exercisable
      ========================   ------------------------------------------------   ---------------------------------
                                                                      Average                             Average
      ========================
             Exercise                                  Average        Exercise                           Exercise
      ========================
            Price Range              Options            Life           Price            Options            Price
      ------------------------   ----------------    ------------   -------------   ----------------   --------------
      $ 5.87  -   7.80               3,554,348           6.63     $      5.95           2,108,748    $     5.92
      ========================
      $11.25 - 15.81                 2,842,000           7.86     $     12.37             107,250    $    14.03
      ========================
      $16.53 - 18.65                   170,500           9.18           17.93              -                 -
      ========================

     Of the exercisable Lifeco options, 2,174,748 relate to basic option grants and 41,250 relate to variable grants.

     Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1999, 1998 and 1997, stock available for award under the PFC plan aggregated 4,340,800, 4,400,800, and 4,400,800 shares.

     Options granted to officers of the Company under the PFC plan became exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

     The following table summarizes the status of, and changes in, PFC options granted to Company officers which remain outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,             355,054  $    2.89         1,076,000  $    3.05        1,329,200   $    3.14
        Exercised                       70,000       2.28           720,946       2.98          253,200        2.93
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,            285,054       3.23           355,054       2.89        1,076,000        3.05
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                    285,054  $    3.23           355,054  $    2.89        1,076,000   $    3.05
                                  =============   ==========   =============   ==========   =============   =========

     As of December 31, 1999, the PFC options outstanding have exercise prices between $2.38 and $3.65 and a weighted-average remaining contractual life of 1.7 years.



     The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,039, $727, and $608, in 1999, 1998, and 1997, respectively. The fair value of
     each  option   grant  was   estimated  on  the  date  of  grant  using  the
     Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 1999, 1998, and 1997, respectively: dividend yields of 3.63%, 3.0% and 3.0%, expected volatility of 32.4%, 34.05%, and 24.04%, risk-free interest rates of 6.65%, 4.79%, and
     4.72%, and expected lives of 7.5 years.


14.      SEGMENT INFORMATION

     The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

     The accounting  policies of the segments are the same as those described in
     Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

     The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

     The Company's operations are not materially dependent on one or a few customers, brokers or agents.



     Summarized segment financial information for the year ended and as of December 31 was as follows:


         Year ended December 31, 1999

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        990,449     $       172,734     $      1,163,183
      ================================================
         Fee income                                             548,580              86,567              635,147
      ================================================
         Net investment income                                   80,039             795,907              875,946
      ================================================
         Realized investment gains (losses)                      (1,224)              2,308                1,084
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,617,844           1,057,516            2,675,360
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               789,084             792,755            1,581,839
      ================================================
         Operating expenses                                     661,119             143,422              804,541
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,450,203             936,177            2,386,380
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               167,641             121,339              288,980
               taxes
      ================================================
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
               Net income                              $        116,638     $        89,080     $        205,718
      ================================================    =================   =================   =================

         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,467,464     $    11,590,591     $     13,058,055
      ================================================
      Other assets                                              646,036             909,172            1,555,208
      ================================================
      Separate account assets                                 7,244,145           5,535,871           12,780,016
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      9,357,645     $    18,035,634     $     27,393,279
      ================================================    =================   =================   =================



        Year ended December 31, 1998

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        746,898     $       247,965     $        994,863
      ================================================
         Fee income                                             444,649              71,403              516,052
      ================================================
         Net investment income                                   95,118             802,242              897,360
      ================================================
         Realized investment gains (losses)                       8,145              30,028               38,173
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,294,810           1,151,638            2,446,448
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               590,058             872,411            1,462,469
      ================================================
         Operating expenses                                     546,959             141,269              688,228
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,137,017           1,013,680            2,150,697
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               157,793             137,958              295,751
               taxes
      ================================================
      Income taxes                                               50,678              48,158               98,836
                                                          -----------------   -----------------   -----------------
               Net income                              $        107,115     $        89,800     $        196,915
      ================================================    =================   =================   =================


         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,434,691     $    12,235,845     $     13,670,536
      ================================================
      Other assets                                              567,126             785,940            1,353,066
      ================================================
      Separate account assets                                 5,704,313           4,395,230           10,099,543
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      7,706,130     $    17,417,015     $     25,123,145
      ================================================    =================   =================   =================





         Year ended December 31, 1997

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        465,143     $       368,036     $        833,179
      ================================================
         Fee income                                             358,005              62,725              420,730
      ================================================
         Net investment income                                  100,067             781,606              881,673
      ================================================
         Realized investment gains (losses)                       3,059               6,741                9,800
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                    926,274           1,219,108            2,145,382
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               371,333           1,013,717            1,385,050
      ================================================
         Operating expenses                                     427,969             123,756              551,725
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                      799,302           1,137,473            1,936,775
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               126,972              81,635              208,607
               taxes
      ================================================
      Income taxes                                               28,726              21,121               49,847
                                                          -----------------   -----------------   -----------------
               Net income                              $         98,246     $        60,514     $        158,760
      ================================================    =================   =================   =================

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                     1999                1998                 1997
      ======================================    ----------------    ----------------    -----------------
                                                ----------------
      Premium Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        990,449    $        746,898    $        465,143
      ======================================    ----------------    ----------------    -----------------
                  Total Employee Benefits             990,449             746,898             465,143
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   14,344              16,765              22,634
      ======================================
             Individual Insurance                     158,390             231,200             345,402
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services            172,734             247,965             368,036
      ======================================    ----------------    ----------------    -----------------
               Total premium income          $      1,163,183    $        994,863    $        833,179
      ======================================    ================    ================    =================
                                                ----------------
      Fee Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        454,071    $        366,805    $        305,302
      ======================================
               (uninsured plans)
      ======================================
             401(k)                                    94,509              77,844              52,703
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Employee Benefits             548,580             444,649             358,005
      ======================================    ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   81,331              71,403              62,725
      ======================================
             Individual Insurance                       5,236
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services             86,567              71,403              62,725
      ======================================    ----------------    ----------------    -----------------
               Total fee income              $        635,147    $        516,052    $        420,730
      ======================================    ================    ================    =================



15.      COMMITMENTS AND CONTINGENCIES

     On October 6, 1999, the Company entered into a purchase and sale agreement (the Agreement) with Allmerica Financial Corporation (Allmerica) to acquire Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. Management does not expect the purchase price to have a material impact on the Company's consolidated financial statements.

     The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


16.      SUBSEQUENT EVENTS

     Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement is expected to convert to an assumption reinsurance agreement by January 1, 2001, pending regulatory approval. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for an equal amount of cash and miscellaneous assets from General American.






C-2

C-1


                                               PART C
                                          OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a)    Financial Statements


        The financial statements for Great-West Life & Annuity Insurance Company for the years ended December 31, 1999, 1998, and 1997 and for Variable Annuity-1 Series Account are included in the Statement of Additional Information.


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors or Depositor establishing Registrant is incorporated by reference to Registrant's Registration Statement.

               (2)  Not applicable.

               (3) Copy of distribution  contract between Depositor and Principal  Underwriter is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

               (4)  Copy of the form of the  variable  annuity  contract  is  incorporated  by reference to Registrant's Pre-Effective Amendment No. 1.

               (5) Copy of the  form of  application  to be used  with  the  variable  annuity contract  provided pursuant to (4) is incorporated by reference to Registrant's
               Pre-Effective Amendment No. 1.

               (6) Copy of Articles of  Incorporation  and Bylaws of Depositor is incorporated by reference to Registrant's Pre-Effective Amendment No. 2.

               (7)  Not applicable.

               (8) Copies of  participation  agreements with underlying funds are incorporated by reference to  Registrant's  Pre-Effective  Amendment No. 2 and  Registrant's
               Post-Effective Amendment No. 2.

               (9) Opinion of counsel and consent of Ruth B. Lurie,  Vice  President,  Counsel
               and  Associate   Secretary   incorporated   by   referenced   to   Registrant's
               Registration Statement.

(10)    (a)  Written  Consent  of Jorden  Burt  Boros  Cicchetti  Berenson  &  Johnson  LLP is
               attached as Exhibit 10(a).

               (b)   Written Consent of Deloitte & Touche LLP is attached as Exhibit 10(b).

               (11)  Not Applicable.

               (12)  Not Applicable.

               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Registrant's Registration Statement.

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices

Name                         Principal Business Address                    with Depositor

James Balog                  2205 North Southwinds Boulevard                    Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (4)                                 Director

Orest T. Dackow                             (3)                                 Director

Andre Desmarais                             (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director

Robert G. Graham             574 Spoonbill Drive                        Director
                             Sarasota, Florida  34236

Robert Gratton                      (5)                                 Chairman

N. Berne Hart                2552 East Alameda Avenue, #99                      Director
                             Denver, Colorado  80209

Kevin P. Kavanagh                   (1)                                 Director

William Mackness             61 Waterloo Street                         Director
                             Winnipeg, Manitoba R3N 0S3


William T. McCallum                 (3)                                 Director, President
                                                                                and
                                                                        Chief Executive
                                                                              Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                      Director
                             P.O. Box 130
                             265 Commercial Street

                        North Sydney, Nova Scotia B2A 3M2

P. Michael Pitfield, P.C., Q.C.             (4)                                 Director

Michel Plessis-Belair, F.C.A.               (4)                                 Director

Brian E. Walsh               Veritas Capital Management, LLC
                             115 East Putnam Avenue
                             Greenwich, Connecticut  06830



Michael R. Bracco                   (2)                                 Senior Vice-President,
                                                                        Employee Benefits


John A. Brown                       (3)                                 Senior
Vice-President,

                                                                          Sales,
                                                                        Healthcare Markets


Donna A. Goldin                             (2)                         Executive Vice-President
                                                                        and Chief Operating
                                                                        Officer, One Corporation

Mitchell T.G. Graye                 (3)                                 Executive
                                                                        Vice-President,
                                                                        Chief  Financial Officer


Mark S. Hollen                      (3)                                 Senior
                                                                        Vice-President,
                                                                         FASCorp


John T. Hughes                      (3)                                 Senior
                                                                        Vice-President,
                                                                        Chief       Investment

Officer


D.      Craig Lennox                (6)                                 Senior
                                                                       Vice-President,

                                                                      General Counsel and
                                                                        Secretary

Steven H. Miller                            (2)                     Senior Vice
                                                                     President,
                                                                      Employee     Benefits,
                                                                         Sales

James D. Motz                       (2)                                 Executive
                                                                        Vice-President,
                                                                        Employee Benefits

Charles P. Nelson                   (3)                                 Senior
                                                                        Vice-President,
                                                                        Public      Non-Profit
                                                                        Markets

Martin L. Rosenbaum                 (2)                                 Senior
                                                                        Vice-President,
                                                                        Employee Benefits

Gregory E. Seller                           (3)                         Senior
                                                                        Vice-President,


                                                                        Government Markets


Robert K. Shaw                      (3)                                 Senior
                                                                        Vice-President,
                                                                        Individual Markets


George D. Webb                              (3)                         Senior
                                                                        Vice-President,
                                                                        Public/Non-Profit
                                                                        Operations


Douglas L. Wooden                   (3)                                 Executive
                                                                        Vice-President,
                                                                        Financial Services

--------------------------------------

(1)     100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2)     8505 East Orchard Road, Englewood, Colorado  80111.

(3)     8515 East Orchard Road, Englewood, Colorado  80111.

(4)     Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5)     Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.


(6)     8525 East Orchard Road, Englewood, Colorado  80111




Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------


Power Corporation of Canada
        100% - 2795957 Canada Inc.

               100% - 171263 Canada Inc.
                      67.4% - Power Financial Corporation
                             80.9% - Great-West Lifeco Inc.
                                    100% - The Great-West Life Assurance Company
                                            100% - GWL&A Financial (Nova Scotia) Co.

                                                   100% - GWL&A Financial Inc.
                                                          100% - Great-West Life & Annuity  Insurance Company

                                                                 100%   -   Anthem   Health   &  Life Insurance Company

                                                                 100%  -  First   Great-West  Life  & Annuity Insurance Company

                                                                 100% - GW Capital Management, LLC
                                                                        100%   -   Orchard    Capital Management, LLC

                                                                        100%       -        Greenwood Investments, Inc.
                                                                 100%  -   Financial   Administrative Services Corporation

                                                                 100% - One Corporation

                                                                        100%  - One  Health  Plan  of Illinois, Inc.
                                                                        100%  - One  Health  Plan  of Texas, Inc.
                                                                        100%  - One  Health  Plan  of California, Inc.
                                                                        100%  - One  Health  Plan  of Colorado, Inc.
                                                                        100%  - One  Health  Plan  of Georgia, Inc.
                                                                        100%  - One  Health  Plan  of North Carolina, Inc.
                                                                        100%  - One  Health  Plan  of Washington, Inc.
                                                                        100%  - One  Health  Plan  of Ohio, Inc.
                                                                        100%  - One  Health  Plan  of Tennessee, Inc.
                                                                        100%  - One  Health  Plan  of Oregon, Inc.
                                                                        100%  - One  Health  Plan  of Florida, Inc.
                                                                        100%  - One  Health  Plan  of Indiana, Inc.
                                                                        100%  - One  Health  Plan  of Massachusetts, Inc.
                                                                        100% - One Health Plan, Inc.
                                                                        100%  - One  Health  Plan  of Alaska, Inc.
                                                                        100%  - One  Health  Plan  of Arizona, Inc.
                                                                        100% - One of Arizona, Inc.
                                                                        100%  - One  Health  Plan  of Maine, Inc.
                                                                        100%  - One  Health  Plan  of Nevada, Inc.
                                                                        100%  - One  Health  Plan  of New Hampshire, Inc.
                                                                        100%  - One  Health  Plan  of New Jersey, Inc.
                                                                        100%  - One  Health  Plan  of South Carolina, Inc.
                                                                        100%  - One  Health  Plan  of Wisconsin, Inc.
                                                                        100%  - One  Health  Plan  of Wyoming, Inc.
                                                                        100%     -    One     Orchard Equities, Inc.
                                                                 100% - Great-West  Benefit Services, Inc.
                                                                 100%   -   Benefits    Communication Corporation

                                                                        100%      -      BenefitsCorp Equities, Inc.

                                                                 100% - Benefits Advisors, Inc.
                                                                 100%    -     Greenwood     Property

                                                                                Corporation


                                                                  95% - Maxim Series Fund, Inc.*
                                                                 100% - GWL Properties Inc.
                                                                        100%  -   Great-West   Realty Investments, Inc.
                                                                  50% - Westkin Properties Ltd.
                                                                  92%**- Orchard Series Fund
                                                                 100% - Orchard Trust Company

* 5% New England Life Insurance Company
        ** 8% New England Life Insurance Company

                                                C-10





                                                 C-9

Item 27.       Number of Contractowners

        As of March 31, 2000, there were 8,575 contractowners.


Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

           (3)    "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                  (a)    The person conducted himself or herself in good faith;

                  (b)    The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4)    A corporation may not indemnify a director under this section:

                    (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a)  The  director   furnishes   the   corporation  a  written
                  affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b)  If  it  determines   that  the  director  is  fairly  and
                  reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

           (1)  A  corporation  may  not  indemnify  a  director  under  Section
           7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required to be made under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b)    By the shareholders.

           (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

           (1)    Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory  indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                    (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

(a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant.

(b)     Directors and Officers of Schwab


Name                     Principal Business Address    Position and Offices with Underwriter

Charles R. Schwab                (1)                  Chairman, Director

David S. Pottruck                (1)                  Chief Executive Officer, Director


Name                     Principal Business Address    Position and Offices with Underwriter


Linnet F. Deily                  (1)

                                                      Vice Chairman and President - Schwab

Retail Group

Steven L. Scheid                 (1)               Vice Chairman and Enterprise President -Financial Products and Services, Director

Dawn G. Lepore                   (1)                  Vice Chairman, Executive Vice President and Chief  Information Officer

Elizabeth Sawi                   (1)                  Executive Vice President and Chief Administrative Officer


Karen W.  Chang                  (1)                  Enterprise President - General Investor Services


John P. Coghlan                  (1)         Vice Chairman and Enterprise

                                                          President - Retirement Plan Services

                                                        and Services for Investment Managers


Wayne W. Fieldsa                 (1)                  Enterprise President - Brokerage Operations


Lon Gorman                       (1)                  Vice Chairman and Enterprise President - Capital  Markets and Trading

Susanne D. Lyons                 (1)                  Enterprise President - Retail Client
                                                          Services

Gideon Sasson                    (1)                         Enterprise President - Electronic Brokerage

Christopher V.Dodds

                                 (1)                  Executive Vice President and Chief
                                                      Financial Officer

James M. Hackley                 (1)                  Executive Vice President - Retail Client Services


Frederick E. Matteson            (1)                  Executive Vice President - Schwab Technology

                                                          Services

John P. McGonigle                (1)                  Executive Vice President - Asset Management
                                                      Products and Services

Jeremiah H. Chafkin              (1)                  Executive Vice President - SchwabFunds

Geoffrey Penney                  (1)                  Executive Vice President - Financial Products and

                                                      International Technology

George Rich                      (1)                  Executive Vice President - Human Resources

Leonard Short                    (1)                  Executive Vice President - CRS
                                                      Advertising and Brand Management

Carrie Dwyer                     (1)                  Executive Vice President - Corporate
                                                      Oversight and Corporate

Secretary


Colleen M. Hummer                (1)                  Senior Vice President - Mutual Funds Operations

Name                     Principal Business Address    Position and Offices with Underwriter

Willie C. Bogan                  (1)                  Vice President and Assistant Corporate Secretary

--------------------------------------

(1)        101 Montgomery, San Francisco, California  94104.


           (c)  Commissions  and  other   compensation   received  by  Principal
   Underwriter during registrant's last fiscal year:

                      Net

Name of           Underwriting         Compensation
Principal         Discounts and             on                   Brokerage
Underwriter         Commissions           Redemption           Commissions
Compensation

Schwab                  -0-                -0-                   -0-
     -0-

Item 30.   Location of Accounts and Records

           All accounts,  books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

          (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.


                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 17th day of April, 2000.

                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)



                              By:    /s/ William T. McCallum
                                     William T. McCallum, President
                                     and Chief Executive Officer of
                                     Great-West Life & Annuity
                                     Insurance Company

                              GREAT-WEST LIFE & ANNUITY
                              INSURANCE COMPANY
                     (Depositor)

                              By:    /s/ William T. McCallum
                                     -----------------------
                                     William T. McCallum, President
                                       and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                     Date

/s/ R. Gratton*                                                                 April 17, 2000
--------------------------------------------
Director and Chairman of the
Board (Robert Gratton)


/s/ William T. McCallum                                                         April 17, 2000
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


/s/ M.T.G. Graye                                                        April 17, 2000
------------------------------------
Executive Vice President, Chief
Financial Officer(M.T.G. Graye)

Signature and Title                                                     Date

/s/ James Balog*                                                        April 17, 2000
------------------------------------
Director, (James Balog)



/s/ James W. Burns*                                                     April 17, 2000
------------------------------------
Director, (James W. Burns)


/s/ Orest T. Dackow*                                                    April 17, 2000
------------------------------------
Director (Orest T. Dackow)




, 2000
Director (Andre Desmarais)



/s/ Paul Desmarais, Jr.*                                                        April 17, 2000
--------------------------------------------
Director (Paul Desmarais, Jr.)



/s/ Robert G. Graham*                                                   April 17, 2000
------------------------------------
Director (Robert G. Graham)



/s/ N. Berne Hart*                                                      April 17, 2000
------------------------------------
Director (N. Berne Hart)



/s/ Kevin P. Kavanagh*                                                          April 17, 2000
--------------------------------------------
Director (Kevin P. Kavanagh)



/s/ William Mackness*                                                   April 17, 2000
------------------------------------
Director (William Mackness)



/s/ Jerry E.A. Nickerson*                                                       April 17, 2000
--------------------------------------------
Director (Jerry E.A. Nickerson)

Signature and Title                                                                      Date

/s/ P. Michael Pitfield*                                                               April
---------------------------------------------------
17, 2000

Director (P. Michael Pitfield)



/s/ Michel Plessis-Belair*                                              April 17, 2000
------------------------------------
Director (Michel Plessis-Belair)



/s/ Brian E. Walsh*                                                     April 17, 2000
------------------------------------
Director (Brian E. Walsh)



*By:    /s/ D.C. Lennox                                                         April 17, 2000
        ------------------------------------
        D. C. Lennox
        Attorney-in-fact  pursuant to Powers of Attorney filed with the Registration Statement and Pre-Effective Amendment No. 1 thereto.